UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07896
                                                     --------------
                        GABELLI GLOBAL SERIES FUNDS, INC.
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              ONE CORPORATE CENTER,
                            RYE, NEW YORK 10580-1422
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 BRUCE N. ALPERT
                               GABELLI FUNDS, LLC
                              ONE CORPORATE CENTER,
                            RYE, NEW YORK 10580-1422
         --------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------
                   Date of fiscal year end: DECEMBER 31, 2003
                                            -----------------
                     Date of reporting period: JUNE 30, 2003
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2003


TO OUR SHAREHOLDERS,

      We are changing the way we provide portfolio managers' commentary to shareholders of our Funds. Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the stock market, individual stocks and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments have been included as part of each Fund's quarterly, semi-annual, and annual financial statements.

      The Sarbanes-Oxley Act's new corporate governance regulations now require a Fund's principal executive and financial officers to certify the entire contents of shareholder reports in a filing with the Securities and Exchange Commission on form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we are removing their commentary from the financial statements and sending it to you separately. As a result, this commentary will no longer be considered part of a Fund's financial report and therefore will not be subject to the officers' certifications.

      We trust that you understand that our approach is an unintended consequence of the ever-increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these new regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives than other public companies.

                                                    Sincerely yours,


                                                    /S/ BRUCE N. ALPERT
                                                    Bruce N. Alpert
                                                    Chief Operating Officer
August 8, 2003                                      Gabelli Funds, LLC

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
   PRINCIPAL                                          MARKET
    AMOUNT                              COST           VALUE
    --------                            ----          -------
                CORPORATE BONDS -- 70.1%
                AEROSPACE -- 2.7%
  $  500,000    GenCorp Inc., Sub. Deb. Cv.,
                 5.750%, 04/15/07 ...$   446,166    $   469,375
                                     -----------    -----------
                AGRICULTURE -- 1.3%
     200,000    Bunge Ltd. Financial
                 Corp., Cv.,
                 3.750%, 11/15/22 ...    225,148        226,250
                                     -----------    -----------
                AUTOMOTIVE -- 2.7%
     500,000    Fiat Finance Lux Ltd.
                 SA, Cv.,
                 3.250%, 01/09/07 (a)    447,690        480,625
                                     -----------    -----------
                AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.5%
     500,000    Pep Boys - Manny, Moe
                 & Jack, Cv.,
                 4.250%, 06/01/07 ...    442,511        500,625
     125,000    Standard Motor Products Inc.,
                 Sub. Deb. Cv.,
                 6.750%, 07/15/09 ...    125,000        108,125
                                     -----------    -----------
                                         567,511        608,750
                                     -----------    -----------
                DIVERSIFIED INDUSTRIAL -- 4.1%
     212,762(c) Elektrim Finance BV,
                 2.000%, 12/15/05 ...    192,291        128,270
  39,000,000(b) Fuji Seal Inc., Cv.,
                 Zero Coupon,
                 09/29/06+ ..........    378,218        370,233
     177,905(c) Vivendi Universal SA,
                 Cv., 1.000%,
                 03/01/06 ...........    161,821        221,561
                                     -----------    -----------
                                         732,330        720,064
                                     -----------    -----------
                EDUCATIONAL SERVICES -- 2.3%
     350,000    School Specialty Inc.,
                 Sub. Deb. Cv.,
                 6.000%, 08/01/08 ...    362,036        413,000
                                     -----------    -----------
                ENERGY AND UTILITIES -- 4.1%
     251,460(c) Belgelectric Finance SA,
                 Cv., 1.500%, 08/04/04   253,223        295,921
     110,000    Devon Energy Corp.,
                 Sub. Deb. Cv.,
                 4.950%, 08/15/08 ...    115,088        113,025
     200,000(c) Ergo International
                 AG, Cv., 2.250%,
                 09/14/06 ...........    193,926        230,750
     100,000    Hanover Compressor Co., Cv.,
                 4.750%, 03/15/08 ...     92,016         90,125
                                     -----------    -----------
                                         654,253        729,821
                                     -----------    -----------
                ENTERTAINMENT -- 1.2%
     200,000    Liberty Media Corp.,
                 Sub. Deb. Cv.,
                 3.250%,
                 03/15/31 (a) .......    200,000        209,000
                                     -----------    -----------
                EQUIPMENT AND SUPPLIES -- 3.0%
     297,000(c) Neopost SA, Cv.,
                 1.500%, 02/01/05 ...    264,191        363,830
  20,000,000(b) Sato Corp., Cv.,
                 0.550%, 09/30/03 ...    187,960        169,599
                                     -----------    -----------
                                         452,151        533,429
                                     -----------    -----------

   PRINCIPAL                                          MARKET
    AMOUNT                               COST          VALUE
   ---------                             ----         -------
                FINANCIAL SERVICES -- 3.8%
  $  175,000    First Data Corp., Cv.,
                 2.000%, 03/01/08 ...$   201,025    $   196,000
     200,000(e) Forester Ltd., Cv.,
                 3.750%, 11/12/09 ...    381,124        372,219
     200,000(c) Wuertt AG Versich-
                  Beteil, Cv., 1.150%,
                  04/17/08 ..........    131,981        103,967
                                     -----------    -----------
                                         714,130        672,186
                                     -----------    -----------
                FOOD AND BEVERAGE -- 5.8%
     600,000(d) Koninklijke Ahold NV,
                  Sub. Deb. Cv.,
                  3.000%, 09/30/03 ..    279,170        302,105
     270,000(c) Parmalat Netherlands
                  BV, Cv., 0.875%,
                  06/30/21 ..........    256,188        339,508
     278,200(c)  Pernod Ricard SA,
                  Cv., 2.500%,
                  01/01/08 ..........    339,150        380,523
                                     -----------    -----------
                                         874,508      1,022,136
                                     -----------    -----------
                HEALTH CARE -- 6.8%
     170,000(c) Ergo International
                  AG, Cv., 0.750%,
                  09/14/06 ..........    150,595        186,043
  40,000,000(b) Fujirebio Inc., Cv.,
                 Zero Coupon,
                 12/29/06+ ..........    357,225        354,778
     400,000    Quest Diagnostic Inc.,
                 Sub. Deb. Cv.,
                 1.750%, 11/30/21 ...    413,228        413,000
  30,000,000(b) Toyama Chemical Co.
                 Ltd., Cv.,
                 1.000%, 03/31/05 ...    276,787        251,577
                                     -----------    -----------
                                       1,197,835      1,205,398
                                     -----------    -----------
                HOTELS AND GAMING -- 3.4%
     500,000(c) Sol Melia SA, Cv.,
                 1.000%, 09/15/04 ...    520,711        605,751
                                     -----------    -----------
                METALS AND MINING -- 2.5%
     150,000    Agnico Eagle Mines Ltd.,
                 Sub. Deb. Cv.,
                 4.500%, 02/15/12 ...    189,608        167,325
     150,000    Freeport-McMoRan Copper
                 & Gold Inc., Cv.,
                 8.250%, 01/31/06 ...    181,178        267,188
                                     -----------    -----------
                                         370,786        434,513
                                     -----------    -----------
                PUBLISHING -- 1.1%
     150,000(c) VNU NV, Sub. Deb. Cv.,
                 1.750%, 11/15/04 ...    154,932        189,881
                                     -----------    -----------
                RETAIL -- 7.7%
  35,000,000(b) Belluna Co. Ltd., Cv.,
                 0.200%, 03/30/07 ...    312,669        349,781
  25,000,000(b)  Don Quijote Co. Ltd., Cv.,
                 0.250%, 06/30/07 ...    262,549        304,497
  30,000,000(b) Kasumi Co. Ltd., Cv.,
                 1.100%, 02/28/07 ...    291,641        273,879
     150,000    The Gap Inc., Cv.,
                 5.750%, 03/15/09 ...    166,328        202,313
  20,000,000(b) USS Co. Ltd., Cv.,
                 Zero Coupon,
                 09/29/06+ ..........    170,524        216,531
                                     -----------    -----------
                                       1,203,711      1,347,001
                                     -----------    -----------

                 See accompanying notes to financial statements.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

   PRINCIPAL                                          MARKET
    AMOUNT                               COST          VALUE
   ---------                             ----         -------
                CORPORATE BONDS (CONTINUED)
                TELECOMMUNICATIONS -- 7.7%
  $  250,000(c) Colt Telecom Group plc, Cv.,
                 2.000%, 12/16/06 ...$   246,032    $   231,104
     325,000(c) Olivetti SpA, Cv.,
                 1.500%, 01/01/10 ...    388,422        451,407
     250,000(c) Portugal Telecom SGPS
                 SA, Cv., 1.500%,
                 06/07/04 ...........    263,907        285,473
     350,000    Telefonos de Mexico SA,
                 Sub. Deb. Cv.,
                 4.250%, 06/15/04 ...    429,738        388,937
                                     -----------    -----------
                                       1,328,099      1,356,921
                                     -----------    -----------
                TRANSPORTATION -- 1.5%
  25,000,000(b) Yamaha Motor Co., Cv.,
                 Zero Coupon,
                 03/31/09+ ..........    207,189        258,829
                                     -----------    -----------
                WIRELESS COMMUNICATIONS -- 4.9%
     375,000    Nextel Communications Inc., Cv.,
                 4.750%, 07/01/07 ...    309,509        375,937
   1,050,000    United States Cellular Corp.,
                 Sub. Deb. Cv.,
                 Zero Coupon,
                 06/15/15+ ..........    602,088        486,938
                                     -----------    -----------
                                         911,597        862,875
                                     -----------    -----------
                TOTAL CORPORATE
                  BONDS ............. 11,570,783     12,345,805
                                     -----------    -----------
     SHARES
     ------
                PREFERRED STOCKS -- 23.7%
                AEROSPACE -- 2.8%
      40,000    BAE Systems plc,
                 7.750% Cv. Pfd. ....    101,529         78,548
       4,000    Northrop Grumman Corp.,
                 7.250% Cv. Pfd. ....    450,540        407,000
                                     -----------    -----------
                                         552,069        485,548
                                     -----------    -----------
                AUTOMOTIVE -- 0.6%
       5,000    General Motors Corp.,
                 5.250% Cv. Pfd.,
                 Ser. B .............    137,494        112,000
                                     -----------    -----------
                CABLE -- 2.2%
      17,000    CVC Equity Securities Trust I,
                 6.500% Cv. Pfd. ....    344,522        396,950
                                     -----------    -----------
                DIVERSIFIED INDUSTRIAL -- 1.7%
       6,500    Cendant Corp.,
                 7.750% Cv. Pfd. ....    272,232        294,060
                                     -----------    -----------
                ENERGY AND UTILITIES -- 7.1%
       4,500    Arch Coal Inc.,
                 5.000% Cv. Pfd. ....    259,875        301,500
       3,500    Calpine Capital Trust II,
                 5.500% Cv. Pfd. ....    154,875        148,162
       2,000    Dominion Resources Inc.,
                 9.500% Cv. Pfd. ....    100,000        117,920
       4,300    EVI Inc.,
                 5.000% Cv. Pfd. ....    209,413        215,000
       6,500    FPL Group Inc.,
                 8.000% Cv. Pfd.,
                 Ser. B .............    366,730        375,050

                                                      MARKET
     SHARES                              COST          VALUE
     -------                             ----         -------
       5,000    Mirant Trust I,
                 6.250% Cv. Pfd.,
                 Ser. A .............$   244,095    $    89,250
                                     -----------    -----------
                                       1,334,988      1,246,882
                                     -----------    -----------
                HEALTH CARE -- 3.1%
      10,000    Omnicare Inc.,
                 4.000% Cv. Pfd. ....    504,375        548,000
                                     -----------    -----------
                PAPER AND FOREST PRODUCTS -- 2.1%
       2,000    Amcor Ltd.,
                 7.250% Cv. Pfd. ....     94,000        117,000
       5,000    Sealed Air Corp.,
                 $2.00 Cv. Pfd.,
                 Ser. A .............    157,125        254,750
                                     -----------    -----------
                                         251,125        371,750
                                     -----------    -----------
                TELECOMMUNICATIONS -- 4.1%
      10,000    Cincinnati Bell Inc.,
                 6.750% Cv. Pfd.,
                 Ser. B .............    416,750        408,500
      12,000   Citizens Communications,
                 6.750% Cv. Pfd. ....    264,840        312,960
                                     -----------    -----------
                                         681,590        721,460
                                     -----------    -----------
               TOTAL PREFERRED
                 STOCKS .............  4,078,395      4,176,650
                                     -----------    -----------
               COMMON STOCKS -- 3.6%
               ENTERTAINMENT -- 1.2%
      20,000   Capcom Co. Ltd. ......    220,154        206,204
                                     -----------    -----------
               METALS AND MINING -- 0.7%
      11,500   Meridian Gold Inc.+ ..    198,950        132,135
                                     -----------    -----------
               PHARMACEUTICALS -- 1.7%
       9,751   Nipro Corp. ..........    128,021        159,167
      10,000   Pliva dd, Reg S, GDR .     99,006        138,600
                                     -----------    -----------
                                         227,027        297,767
                                     -----------    -----------
               TOTAL COMMON STOCKS ..    646,131        636,106
                                     -----------    -----------
               TOTAL
                 INVESTMENTS --
                 97.4% ..............$16,295,309     17,158,561
                                     ===========
               OTHER ASSETS AND
                 LIABILITIES (NET) -- 2.6% .....        453,563
                                                    -----------
               NET ASSETS -- 100.0% ............    $17,612,124
                                                    ===========
----------------
 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the market value of Rule 144A securities amounted to $689,625 or 3.92% of net assets.
 (b)  Principal amount denoted in Japanese Yen.
 (c)  Principal amount denoted in Euros.
 (d)  Principal amount denoted in Netherlands Guilder.
 (e)  Principal amount denoted in British Pounds.
   +  Non-income producing security.
GDR - Global Depository Receipt.

                 See accompanying notes to financial statements.

                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost $16,295,309) ...      $17,158,561
  Receivable for Fund shares sold ............           92,934
  Receivable for investments sold ............          401,040
  Dividends, reclaims and interest receivable           120,956
                                                    -----------
  TOTAL ASSETS ...............................       17,773,491
                                                    -----------
LIABILITIES:
  Cash and foreign currency due to custodian,
    at value (Cost $89,484) ..................           91,349
  Payable for investment advisory fees .......           14,789
  Payable for distribution fees ..............            3,728
  Other accrued expenses .....................           51,501
                                                    -----------
  TOTAL LIABILITIES ..........................          161,367
                                                    -----------
  NET ASSETS applicable to 2,592,365
    shares outstanding .......................      $17,612,124
                                                    ===========
NET ASSETS CONSIST OF:
  Capital stock, at par value ................      $     2,592
  Additional paid-in capital .................       19,670,391
  Distributions in excess of net investment
    income ...................................       (1,295,946)
  Accumulated net realized loss on investments
    and foreign currency transactions ........       (1,626,095)
  Net unrealized appreciation on investments
    and foreign currency transactions ........          861,182
                                                    -----------
  TOTAL NET ASSETS ...........................      $17,612,124
                                                    ===========
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Shares of capital stock outstanding
    ($0.001 par value) .......................        2,578,857
                                                    ===========
  Net Asset Value, offering and redemption
    price per share ..........................            $6.79
                                                          =====
  CLASS A:
  Shares of capital stock outstanding
    ($0.001 par value) .......................            3,850
                                                          =====
  Net Asset Value and redemption
    price per share ..........................            $6.80
                                                          =====
  Maximum offering price per share
    (NAV / 0.9425,  based on maximum
    sales charge of 5.75% of the offering
    price at June 30, 2003) ..................            $7.21
                                                          =====
  CLASS B:
  Shares of capital stock outstanding
    ($0.001 par value) .......................            6,085
                                                          =====
  Net Asset Value and offering
     price per share .........................            $6.66(a)
                                                          =====
  CLASS C:
  Shares of capital stock outstanding
    ($0.001 par value) .......................            3,573
                                                          =====
  Net Asset Value and offering price per share            $6.72(a)
                                                          =====
-----------------
(a) Redemption price varies based on length of time held.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $830) ..     $  118,641
  Interest ..................................        127,968
                                                  ----------
  TOTAL INVESTMENT INCOME ...................        246,609
                                                  ----------
EXPENSES:
  Investment advisory fees ..................         75,353
  Registration fees .........................         20,405
  Distribution fees .........................         19,012
  Shareholder communications expenses .......         17,258
  Shareholder services fees .................         12,530
  Legal and audit fees ......................          8,669
  Custodian fees ............................          4,482
  Directors' fees ...........................            527
  Miscellaneous expenses ....................          1,709
                                                  ----------
  TOTAL EXPENSES ............................        159,945
                                                  ----------
  Expense Reimbursement .....................         (9,159)
                                                  ----------
  TOTAL NET EXPENSES ........................        150,786
                                                  ----------
  NET INVESTMENT INCOME .....................         95,823
                                                  ----------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS:
  Net realized gain on investments and
    foreign currency transactions ...........        104,253
  Net change in unrealized appreciation
    (depreciation) on investments and foreign
    currency transactions ...................      1,558,657
                                                  ----------
  NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS ...................      1,662,910
                                                  ----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .........................     $1,758,733
                                                  ==========

                 See accompanying notes to financial statements.

                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              SIX MONTHS ENDED
                                                                                JUNE 30, 2003            YEAR ENDED
                                                                                 (UNAUDITED)          DECEMBER 31, 2002
                                                                              ----------------        -----------------
OPERATIONS:
  Net investment income ...................................................     $    95,823              $    88,709
  Net realized gain (loss) on investments and foreign currency transactions         104,253               (1,218,691)
  Net change in unrealized appreciation on investments
    and foreign currency transactions .....................................       1,558,657                  711,485
                                                                                -----------              -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........       1,758,733                 (418,497)
                                                                                -----------              -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA .............................................................         (95,650)                 (48,067)
    Class A ...............................................................             (59)                     (38)
    Class B ...............................................................             (74)                    (101)
    Class C ...............................................................             (40)                     (60)
                                                                                -----------              -----------
                                                                                    (95,823)                 (48,266)
                                                                                -----------              -----------
  Return of Capital
    Class AAA .............................................................      (1,290,883)              (1,477,728)
    Class A ...............................................................            (697)                  (1,172)
    Class B ...............................................................          (2,860)                  (3,101)
    Class C ...............................................................          (1,506)                  (1,855)
                                                                                -----------              -----------
                                                                                 (1,295,946)              (1,483,856)
                                                                                -----------              -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................      (1,391,769)              (1,532,122)
                                                                                -----------              -----------
CAPITAL SHARE TRANSACTIONS:
  Class AAA ...............................................................       7,837,208                2,971,655
  Class A .................................................................          24,198                   (5,415)
  Class B .................................................................          16,322                   21,582
  Class C .................................................................          11,060                   14,694
                                                                                -----------              -----------
  Net increase in net assets from capital share transactions ..............       7,888,788                3,002,516
                                                                                -----------              -----------
REDEMPTION FEES:
  Redemption fees .........................................................           1,406                       --
                                                                                -----------              -----------
  NET INCREASE IN NET ASSETS ..............................................       8,257,158                1,051,897
NET ASSETS:
  Beginning of period .....................................................       9,354,966                8,303,069
                                                                                -----------              -----------
  End of period ...........................................................     $17,612,124              $ 9,354,966
                                                                                ===========              ===========

                 See accompanying notes to financial statements.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Global Convertible Securities Fund (the "Fund"), a series of Gabelli Global Series Funds, Inc. (the "Corporation"), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is to obtain a high rate of total return. The Fund commenced investment operations on February 3, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors so determines, by such other method as the Board of Directors shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if, after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Directors. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2003, there were no repurchase agreements.

OPTIONS. The Fund may purchase or write call or put options on securities or indices. As a writer of call options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument decreases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid. For the six months ended June 30, 2003, the Fund did not purchase or write options.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At June 30, 2003, there were no open futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign currency transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Premiums and discounts on debt securities are amortized using the yield to maturity method. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and long term capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios and then, among the Classes of Shares. Such allocations are made on the basis of each Portfolio's and Class' average net assets or other criteria directly affecting the expenses as determined by the Adviser.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of the Fund's total assets at the close of any taxable year consists of stocks or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2002 of $1,730,348. This capital loss carryforward is available to reduce future distributions of net capital gains to shareholders. $724,273 of loss carryforward is available through 2009 and $1,006,075 is available through 2010.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates. The advisor has agreed to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of theFund (exclusive of interest expense) at 2.00% of the value of the Fund's average daily net assets. For the six months ended June 30, 2003, the Adviser reimbursed the Fund in the amount of $9,159.

4. DISTRIBUTION PLAN. The Fund's Board of Directors has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the six months ended June 30, 2003 the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $18,770 and $10 for Class AAA and Class A Shares, respectively, or 0.25% of average daily net assets, the annual limitation under the Plan. Class B and Class C Shares incurred distribution costs of $153 and $79, respectively, or 1.00% of average daily net assets, the annual limitation under this Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and sales of securities for the six months ended June 30, 2003, other than short term securities, aggregated $8,770,696 and $2,393,638, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2003, Gabelli & Company, Inc. informed the Fund that it received $1,466 from investors representing commissions (sales charges and underwriting fees) on sales of Fund shares.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. There were no borrowings during the six months ended June 30, 2003.

8. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered through selected dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (CDSC) upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for two years after purchase.

The Fund imposes a redemption fee of 2.00% on Class AAA and Class A Shares that are redeemed within sixty days of purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders.The redemption fees returned to the assets of the Fund during the period ended June 30, 2003 amounted to $1,406.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Transactions in shares of capital stock were as follows:

                                                           SIX MONTHS ENDED                     YEAR ENDED
                                                             JUNE 30, 2003                   DECEMBER 31, 2002
                                                    -----------------------------        -------------------------
                                                        SHARES          AMOUNT            SHARES         AMOUNT
                                                    -----------      ------------        --------      -----------
                                                               CLASS AAA                         CLASS AAA
                                                    -----------------------------        -------------------------
Shares sold ........................................  2,406,053       $16,115,940         659,466      $ 4,907,845
Shares issued upon reinvestment of dividends .......    196,644         1,309,365         204,813        1,434,450
Shares redeemed .................................... (1,423,555)       (9,588,097)       (464,885)      (3,370,640)
                                                     ----------       -----------        --------      -----------
    Net increase ...................................  1,179,142       $ 7,837,208         399,394      $ 2,971,655
                                                     ==========       ===========        ========      ===========
                                                                CLASS A                           CLASS A
                                                    -----------------------------        -------------------------
Shares sold ........................................      3,549       $    23,927             105      $       532
Shares issued upon reinvestment of dividends .......         40               271              67              487
Shares redeemed ....................................         --                --          (1,030)          (6,434)
                                                     ----------       -----------        --------      -----------
    Net increase (decrease) ........................      3,589       $    24,198            (858)     $    (5,415)
                                                     ==========       ===========        ========      ===========

                                                                CLASS B                           CLASS B
                                                    -----------------------------        -------------------------
Shares sold ........................................      2,294       $    15,411           2,830      $    20,954
Shares issued upon reinvestment of dividends .......        139               911              93              628
Shares redeemed ....................................         --                --              --               --
                                                     ----------       -----------        --------      -----------
    Net increase ...................................      2,433       $    16,322           2,923      $    21,582
                                                     ==========       ===========        ========      ===========

                                                                CLASS C                           CLASS C
                                                    -----------------------------        -------------------------
Shares sold ........................................      1,528       $    10,241           1,806      $    13,976
Shares issued upon reinvestment of dividends .......        123               819             104              718
Shares redeemed ....................................         --                --              --               --
                                                     ----------       -----------        --------      -----------
    Net increase ...................................      1,651       $    11,060           1,910      $    14,694
                                                     ==========       ===========        ========      ===========

For Federal tax purposes:
  Aggregate cost .................................. $16,295,309
                                                    ===========
  Gross unrealized appreciation ................... $ 1,597,787
  Gross unrealized depreciation ...................    (734,534)
                                                    -----------
  Net unrealized appreciation/(depreciation) ...... $   863,252
                                                    ===========

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                 INCOME
                        FROM INVESTMENT OPERATIONS                                DISTRIBUTIONS
             ------------------------------------------------  --------------------------------------------------
                                         Net
             Net Asset      Net     Realized and      Total                      Net
  Period       Value,   Investment   Unrealized       from         Net        Realized     Return
   Ended     Beginning   Income    Gain (Loss) on  Investment  Investment      Gain on       of        Total        Redemption
December 31, of Period   (Loss)      Investments   Operations    Income      Investments   Capital  Distributions      Fees
------------ ---------  ---------- --------------  ----------  ----------    -----------   -------  -------------   ----------
CLASS AAA
   2003(a)    $ 6.66      $ 0.04       $ 0.69        $ 0.73      $(0.04)           --       $(0.56)    $(0.60)       $0.00(e)
   2002         8.29        0.07        (0.50)        (0.43)      (0.04)           --        (1.16)     (1.20)          --
   2001        10.86       (0.09)       (1.28)        (1.37)         --        $(0.00)(e)    (1.20)     (1.20)          --
   2000        13.88       (0.54)       (1.28)        (1.82)         --         (1.20)          --      (1.20)          --
   1999        10.12       (0.18)        5.33          5.15       (0.03)        (1.36)          --      (1.39)          --
   1998         9.39       (0.12)        0.93          0.81       (0.01)        (0.07)          --      (0.08)          --
CLASS A(H)
   2003(a)      6.66        0.04         0.70          0.74       (0.04)           --        (0.56)     (0.60)        0.00(e)
   2002         8.28        0.07        (0.49)        (0.42)      (0.04)           --        (1.16)     (1.20)          --
   2001(c)     10.27       (0.09)       (1.10)        (1.19)         --         (0.00)(e)    (0.80)     (0.80)          --
CLASS B
   2003(a)      6.55        0.02         0.69          0.71       (0.02)           --        (0.58)     (0.60)        0.00(e)
   2002         8.23        0.02        (0.50)        (0.48)      (0.04)           --        (1.16)     (1.20)          --
   2001(b)     10.04       (0.16)       (0.75)        (0.91)         --         (0.00)(e)    (0.90)     (0.90)          --
CLASS C
   2003(a)      6.61        0.02         0.69          0.71       (0.02)           --        (0.58)     (0.60)        0.00(e)
   2002         8.27        0.02        (0.48)        (0.46)      (0.04)           --        (1.16)     (1.20)          --
   2001(d)      8.58       (0.14)        0.03         (0.11)         --         (0.00)(e)    (0.20)     (0.20)          --

                                                               RATIOS TO AVERAGE
                                                          NET ASSETS/SUPPLEMENTAL DATA
                                                   ---------------------------------------------
                                                        Net         Operating        Operating
              Net Asset              Net Assets     Investment      Expenses to     Expenses to
  Period       Value,                  End of      Income (Loss)    Average Net      Average Net    Portfolio
   Ended       End of       Total    Period to       Average       Assets Before    Assets Net of    Turnover
December 31,   Period      Return+   (in 000's)     Net Assets  Reimbursement(f)(g) Reimbursement      Rate
------------  ----------   -------   ----------     ----------- ------------------- -------------   ---------
CLASS AAA
   2003(a)      $ 6.79       11.5%     $17,521         1.27%(i)        2.12%(i)        2.00%(i)         19%
   2002           6.66       (4.9)       9,316         0.97            2.83              --             33
   2001           8.29      (13.2)       8,288        (0.93)           2.69              --             49
   2000          10.86      (14.0)      10,552        (3.19)           2.64              --             89
   1999          13.88       51.1       17,593        (2.29)           2.44              --            151
   1998          10.12        8.6        7,326        (1.00)           2.63              --             89
CLASS A(H)
   2003(a)        6.80       11.7           26         1.27(i)         2.12(i)         2.00(i)          19
   2002           6.66       (4.7)           2         0.97            2.83              --             33
   2001(c)        8.28      (13.3)           9        (0.93)(i)        2.69(i)           --             49
CLASS B
   2003(a)        6.66       11.4           41         0.52(i)         2.87(i)         2.75(i)          19
   2002           6.55       (5.6)          24         0.22            3.58              --             33
   2001(b)        8.23      (13.8)           6        (1.68)(i)        3.44(i)           --             49
CLASS C
   2003(a)        6.72       11.3           24         0.52(i)         2.87(i)         2.75(i)          19
   2002           6.61       (5.3)          13         0.22            3.58              --             33
   2001(d)        8.27      (13.5)           0        (1.68)(i)        3.44(i)           --             49

-------------------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a)  For the period ended June 30, 2003; unaudited.
(b)  From March 28, 2001, the date the shares were continuously outstanding.
(c)  From May 2, 2001, the date the shares were  continuously  outstanding.
(d)  From November 26, 2001, the date the shares were continuously  outstanding.
(e)  Amount represents less than $0.005 per share.
(f) The Fund incurred interest expense during the years ended December 31, 2002 and 2001. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.82% and 2.67% (Class AAA), 2.82% and 2.67% (Class A), 3.57% and 3.42% (Class B) and 3.57%
     and 3.42% (Class C), respectively.
(g) The Fund incurred interest expense during the years ended December 31, 2000 and 1999. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.46% and 2.42%, respectively.
(h) Class A shares were outstanding for the period March 13, 2000 through November 30, 2000. Financial Highlights are not presented for Class A for the period ending December 31, 2000, as the information for this period is not considered meaningful.
(i)  Annualized.

                 See accompanying notes to financial statements.

                        Gabelli Global Series Funds, Inc.
                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                             John D. Gabelli
CHAIRMAN AND CHIEF                                SENIOR VICE PRESIDENT
INVESTMENT OFFICER                                GABELLI & COMPANY, INC.
GABELLI ASSET MANAGEMENT INC.

E. Val Cerutti                                    Karl Otto Pohl
CHIEF EXECUTIVE OFFICER                           FORMER PRESIDENT
CERUTTI CONSULTANTS, INC.                         DEUTSCHE BUNDESBANK

Anthony J. Colavita                               Werner J. Roeder, MD
ATTORNEY-AT-LAW                                   VICE PRESIDENT/MEDICAL AFFAIRS
ANTHONY J. COLAVITA, P.C.                         LAWRENCE HOSPITAL CENTER

Arthur V. Ferrara                                 Anthonie C. van Ekris
FORMER CHAIRMAN AND                               MANAGING DIRECTOR
CHIEF EXECUTIVE OFFICER                           BALMAC INTERNATIONAL, INC.
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

                                    OFFICERS
Bruce N. Alpert                                   Gus Coutsouros
PRESIDENT                                         VICE PRESIDENT AND TREASURER

James E. McKee
SECRETARY

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP





--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Global Convertible Securities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB441Q203SR

[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

                                    THE
                                    GABELLI
                                    GLOBAL
                                    CONVERTIBLE
                                    SECURITIES
                                    FUND

                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2003

                         THE GABELLI GLOBAL GROWTH FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2003
TO OUR SHAREHOLDERS,

      We are changing the way we provide portfolio managers' commentary to shareholders of our Funds. Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the stock market, individual stocks and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments have been included as part of each Fund's quarterly, semi-annual, and annual financial statements.

      The Sarbanes-Oxley Act's new corporate governance regulations now require a Fund's principal executive and financial officers to certify the entire contents of shareholder reports in a filing with the Securities and Exchange Commission on form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we are removing their commentary from the financial statements and sending it to you separately. As a result, this commentary will no longer be considered part of a Fund's financial report and therefore will not be subject to the officers' certifications.

      We trust that you understand that our approach is an unintended consequence of the ever-increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these new regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives than other public companies.

                                                    Sincerely yours,


                                                    /S/ BRUCE N. ALPERT
                                                    Bruce N. Alpert
                                                    Chief Operating Officer
August 8, 2003                                      Gabelli Funds, LLC

THE GABELLI GLOBAL GROWTH FUND
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        -------
              COMMON STOCKS -- 77.8%
              ADVERTISING -- 0.4%
      37,000  CMGI Inc.+ .........$     60,070 $     61,790
      29,712  JC Decaux SA+ ......     349,345      371,903
                                  ------------ ------------
                                       409,415      433,693
                                  ------------ ------------
              AEROSPACE -- 0.9%
      30,785  BAE Systems plc ....     130,849       72,390
       2,144  General Dynamics
                Corp. ............     123,323      155,440
      14,550  Lockheed Martin
                Corp. ............     670,027      692,144
       1,929  Northrop Grumman
                Corp. ............     168,074      166,453
                                  ------------ ------------
                                     1,092,273    1,086,427
                                  ------------ ------------
              AGRICULTURE -- 0.4%
      34,925  Archer-Daniels-
                Midland Co. ......     511,504      449,485
                                  ------------ ------------
              AUTOMOTIVE -- 0.1%
      26,100  Brembo SpA .........     161,385      151,657
         100  Toyota Motor Corp. .       2,881        2,590
                                  ------------ ------------
                                       164,266      154,247
                                  ------------ ------------
              BROADCASTING -- 4.5%
      33,230  British Sky Broadcasting
                Group plc+ .......     326,326      368,217
      10,000  Gray Television Inc.      99,401      124,000
       9,371  Mediaset SpA .......      65,284       79,310
      38,000  Nippon Broadcasting
                System Inc. ......   1,478,995      962,065
      86,661  NRJ Group ..........   1,261,097    1,283,764
     100,000  On Command Corp.+ ..     837,500      107,500
         500  Reuters Group plc ..       6,562        1,450
      77,171  Sinclair Broadcast
                Group Inc., Cl. A+     970,922      895,955
      81,400  Young Broadcasting Inc.,
                Cl. A+ ...........   1,891,615    1,719,982
                                  ------------ ------------
                                     6,937,702    5,542,243
                                  ------------ ------------
              BUILDING AND CONSTRUCTION -- 0.6%
      11,974  Fomento de Construcciones
                y Contratas SA ...     287,405      334,544
      15,200  Italcementi SpA ....     160,365      173,152
      22,500  Persimmon plc ......     176,425      177,104
                                  ------------ ------------
                                       624,195      684,800
                                  ------------ ------------
              BUSINESS SERVICES -- 0.9%
      12,739  Avalon Digital Marketing
                Systems Inc.+ ....     850,000        2,293
      60,942  Cendant Corp.+ .....     912,933    1,116,457
                                  ------------ ------------
                                     1,762,933    1,118,750
                                  ------------ ------------
              CABLE -- 2.1%
      11,956  Cablevision Systems Corp.,
                Cl. A+ ...........     117,029      248,207
     150,000  Charter Communications
                Inc., Cl. A+ .....     208,779      595,500
      42,585  Comcast Corp.,
                Cl. A+ ...........   1,392,651    1,285,215
       7,000  Comcast Corp.,
                Cl. A,
                Special+ .........     165,672      201,810

                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        -------
      50,000  UnitedGlobalCom Inc.,
                Cl. A+ ...........$     91,855 $    258,500
                                  ------------ ------------
                                     1,975,986    2,589,232
                                  ------------ ------------
              CHEMICALS AND ALLIED PRODUCTS -- 0.0%
       7,200  Sanyo Chemical
                Industries Ltd. ..      44,605       44,432
                                  ------------ ------------
              COMMUNICATIONS EQUIPMENT -- 0.5%
     101,930  Agere Systems Inc.,
                Cl. A+ ...........     176,453      237,497
      47,357  Agere Systems Inc.,
                Cl. B+ ...........      91,399      108,921
      60,000  Stratos Lightwave
                Inc.+ ............     327,556      298,200
                                  ------------ ------------
                                       595,408      644,618
                                  ------------ ------------
              COMPUTER HARDWARE -- 0.4%
      23,638  Hewlett-Packard Co.      430,360      503,489
                                  ------------ ------------
              COMPUTER SOFTWARE AND SERVICES -- 1.5%
      25,000  Ascential Software
                Corp.+ ...........     286,278      411,000
      20,500  Diversinet Corp.+ ..     123,000       28,495
      26,000  EMC Corp.+ .........     434,434      272,220
           7  Faith Inc. .........      27,318       39,759
     345,158  Gemplus International
                SA+ ..............     184,133      471,668
      16,800  ManTech International
                Corp., Cl. A+ ....     268,800      322,224
     200,000  StorageNetworks
                Inc.+ ............     298,899      278,000
                                  ------------ ------------
                                     1,622,862    1,823,366
                                  ------------ ------------
              CONSUMER PRODUCTS -- 2.2%
       9,924  Altadis SA .........     166,300      254,362
       5,314  Compagnie Financiere
                Richemont AG, Cl. A    132,276       85,916
      12,247  Gallaher Group plc .     113,420      120,247
     161,344  Marzotto SpA .......     888,436    1,083,878
       7,500  Nintendo Co. Ltd. ..     975,217      545,284
      44,500  Saeco International
                Group SpA ........     166,382      158,414
       4,643  Swatch Group AG,
                Cl. B ............     393,944      420,754
                                  ------------ ------------
                                     2,835,975    2,668,855
                                  ------------ ------------
              CONSUMER SERVICES -- 3.8%
     117,171  InterActiveCorp+ ...   1,456,615    4,636,456
                                  ------------ ------------
              DIVERSIFIED INDUSTRIAL -- 1.1%
       5,000  Bouygues SA ........     142,691      138,031
       6,837  Eiffage SA .........     492,594      642,622
     371,000  Finmeccanica SpA ...     343,770      237,728
      12,336  Honeywell International
                Inc. .............     293,428      331,222
                                  ------------ ------------
                                     1,272,483    1,349,603
                                  ------------ ------------
              EDUCATIONAL SERVICES -- 0.4%
      30,100  Benesse Corp. ......     859,887      518,901
                                  ------------ ------------
              ELECTRONICS -- 2.2%
       1,500  Nikon Corp.+ .......      12,872       12,355
       3,570  Samsung Electronics
                Co. Ltd. .........     585,150    1,060,987
      23,054  Sony Corp. .........     769,223      648,949
      56,000  Texas Instruments
                Inc. .............   1,330,619      985,600
                                  ------------ ------------
                                     2,697,864    2,707,891
                                  ------------ ------------

                 See accompanying notes to financial statements.

THE GABELLI GLOBAL GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        -------
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES -- 4.9%
      80,000  AES Corp.+ .........$    564,317 $    508,000
      40,953  Allegheny Energy
                Inc. .............     347,717      346,053
      97,009  Aquila Inc. ........     201,216      250,283
      73,780  BP plc .............     582,834      511,651
       3,427  CMS Energy Corp. ...      82,248       27,759
       2,133  ConocoPhillips .....     104,053      116,888
      42,277  Devon Energy Corp. .   1,847,394    2,257,592
      65,857  El Paso Corp. ......     487,700      532,124
       6,202  Eni SpA ............      89,744       93,797
      11,000  Equitable Resources
                Inc. .............     329,708      448,140
       3,808  Nordex AG+ .........      13,247        4,504
       8,288  Pioneer Natural Resources
                Co.+ .............     220,396      216,317
       3,851  Public Service Enterprise
                Group Inc. .......     133,955      162,705
      79,925  Stolt Offshore SA+ .     666,407      121,796
       1,063  Total SA ...........     160,735      160,643
      10,551  TXU Corp. ..........     191,079      236,870
                                  ------------ ------------
                                     6,022,750    5,995,122
                                  ------------ ------------
              ENTERTAINMENT -- 11.6%
     124,878  AOL Time Warner
                Inc.+ ............   1,731,448    2,009,287
      45,000  Crown Media Holdings
                Inc., Cl. A+ .....     103,478      185,850
     148,000  Fox Kids Europe NV+    1,586,309      917,756
     275,507  Gemstar-TV Guide
                International Inc.+    991,283    1,402,331
         560  Hudson Soft Co. Ltd.       3,425        4,001
     300,910  Liberty Media Corp.,
                Cl. A+ ...........   2,959,458    3,478,519
      25,000  Metro-Goldwyn-Mayer
                Inc.+ ............     285,631      310,500
     150,000  Publishing & Broadcasting
                Ltd. .............     873,242      993,917
      85,303  Rank Group plc .....     307,677      350,502
     100,000  Shaw Brothers
                (Hong Kong) Ltd. .      92,261       98,742
       2,447  Viacom Inc., Cl. A+       98,982      106,934
      40,000  Viacom Inc., Cl. B+      544,082    1,746,400
     104,680  Vivendi Universal
                SA+ ..............   3,133,772    1,905,305
      41,000  Vivendi Universal
                SA, ADR+ .........     667,713      756,040
                                  ------------ ------------
                                    13,378,761   14,266,084
                                  ------------ ------------
              EQUIPMENT AND SUPPLIES -- 0.7%
      12,000  Canon Inc. .........     455,707      550,656
       6,901  Neopost SA+ ........     221,035      293,214
         978  Tennant Co. ........      34,377       35,942
          50  THK Co. Ltd. .......         718          673
                                  ------------ ------------
                                       711,837      880,485
                                  ------------ ------------
              FINANCIAL SERVICES -- 2.9%
       2,000  American Express Co.      87,160       83,620
      48,834  Anglo Irish Bank
                Corp. plc ........     229,640      431,802
      29,039  Bank of Ireland ....     280,065      351,808
     100,000  Cassa di Risparmio di
                Firenze SpA ......     138,665      129,763

                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        -------
       4,000  Citigroup Inc. .....$    175,256 $    171,200
       4,400  Converium Holding AG     217,533      203,021
       2,000  Fannie Mae .........     141,629      134,880
       6,000  Freddie Mac ........     305,306      304,620
       2,000  Hartford Financial
                Services
                Group Inc. .......      94,700      100,720
      11,914  Irish Life &
                Permanent plc ....     129,749      128,605
       9,788  JP Morgan Chase
                & Co. ............     214,651      334,554
       4,895  Merrill Lynch &
                Co. Inc. .........     177,346      228,498
      10,316  RAS SpA ............     119,877      156,490
      29,800  Travelers Property
                Casualty
                Corp., Cl. A .....     551,300      473,820
      25,000  UnumProvident Corp.      293,125      335,250
                                  ------------ ------------
                                     3,156,002    3,568,651
                                  ------------ ------------
              FOOD AND BEVERAGE -- 3.1%
      28,828  Autogrill SpA+ .....     300,181      314,492
      19,000  Beghin-Say .........     430,107      490,917
       2,653  Carlsberg AS, Cl. B      127,772       94,924
      41,125  Coca-Cola Femsa
                SA, ADR+ .........     838,950      884,187
       8,996  Coca-Cola Hellenic
                Bottling
                Co. SA ...........     135,761      150,205
         980  Constellation
                Brands Inc.,
                Cl. A+ ...........      25,505       30,772
       4,300  Davide Campari-
                Milano SpA .......     162,912      164,678
         873  Del Monte Foods Co.+       7,551        7,717
      25,366  Diageo plc .........     295,906      270,822
       3,947  Hain Celestial
                Group Inc.+ ......      93,141       63,113
       1,957  Heinz (H.J.) Co. ...      72,952       64,542
     115,030  Parmalat Finanziaria
                SpA ..............     234,556      361,937
      35,550  Pepsi Bottling
                Group Inc. .......     854,306      711,711
       2,500  Pernod-Ricard SA ...     180,871      223,066
                                  ------------ ------------
                                     3,760,471    3,833,083
                                  ------------ ------------
              HEALTH CARE -- 4.4%
       2,231  Arkopharma .........      93,107      112,982
       3,170  Aventis SA .........     207,688      174,404
       3,000  Baxter International
                Inc. .............      74,940       78,000
       6,402  Boiron SA ..........     401,241      554,318
      20,535  Bristol-Myers
                Squibb Co. .......     610,533      557,525
      25,000  GlaxoSmithKline plc      711,446      504,538
      70,000  Nanogen Inc.+ ......     218,253      205,800
      14,000  Novartis AG ........     496,737      553,989
       8,776  Pfizer Inc. ........     260,514      299,700
      24,415  Pliva dd, Reg S, GDR     299,609      338,392
      15,000  Recordati SpA ......     213,569      267,162
       6,200  Roche Holding AG ...     495,746      486,327
       3,533  Sanofi-Synthelabo SA     233,219      206,912
       6,363  Stada Arzneimittel
                AG ...............     218,031      404,803
         300  Synthes-Stratec Inc.     202,384      215,497
      15,000  Tenet Healthcare
                Corp.+ ...........     228,410      174,750
       5,725  Wyeth ..............     219,669      260,774
                                  ------------ ------------
                                     5,185,096    5,395,873
                                  ------------ ------------

                 See accompanying notes to financial statements.

THE GABELLI GLOBAL GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        -------
              COMMON STOCKS (CONTINUED)
              HOTELS AND GAMING -- 0.2%
       5,550  Greek Organization of
                Football
                Prognostics ......$     51,808 $     56,595
      62,011  Hilton Group plc ...     226,293      188,284
                                  ------------ ------------
                                       278,101      244,879
                                  ------------ ------------
              METALS AND MINING -- 9.4%
      12,295  Agnico-Eagle Mines Ltd.,
                New York .........     147,293      142,622
      26,918  Agnico-Eagle Mines Ltd.,
                Toronto ..........     315,136      308,059
      14,742  AngloGold Ltd., ADR      320,539      470,270
     115,271  Apollo Gold Corp.+ .     214,852      237,541
      14,684  Compania de Minas
                Buenaventura SA,
                ADR ..............     330,606      441,842
     122,362  Durban Roodepoort Deep
                Ltd., ADR+ .......     210,085      308,352
      29,404  Freeport-McMoRan Copper
                & Gold Inc., Cl. B     416,477      720,398
      88,484  Glamis Gold Ltd.+ ..     412,447      994,407
      71,026  Gold Fields Ltd.,
                ADR ..............     434,052      865,097
      48,944  Goldcorp Inc. ......     329,388      583,546
     125,679  Harmony Gold Mining
                Co. Ltd. .........   1,607,432    1,648,384
      58,733  Harmony Gold Mining Co.
                Ltd., ADR ........     424,435      791,133
      51,297  Hecla Mining Co.+ ..     218,012      216,986
     203,624  IAMGOLD Corp. ......     846,141      989,086
      49,329  Ivanhoe Mines Ltd.+       96,354      121,258
      19,490  Kinross Gold Corp.+      141,965      131,557
     490,225  Lihir Gold Ltd. ....     352,823      427,406
      24,474  Meridian Gold Inc.+      293,761      281,206
      24,473  Newmont Mining Corp.     509,482      794,394
       1,469  Peabody Energy Corp.      41,646       49,344
      29,980  Placer Dome Inc.,
                Australia ........     249,899      362,518
      32,026  Placer Dome Inc.,
                New York .........     368,987      392,959
      11,692  Randgold Resources Ltd.,
                ADR+ .............     102,597      198,764
                                  ------------ ------------
                                     8,384,409   11,477,129
                                  ------------ ------------
              PUBLISHING -- 2.3%
      15,000  Belo Corp., Cl. A ..     332,704      335,400
     654,138  Independent News &
                Media plc ........   1,238,539    1,186,856
       5,000  Knight-Ridder Inc. .     315,043      344,650
     213,700  PRIMEDIA Inc.+ .....   2,826,316      651,785
       1,469  Tribune Co. ........      55,925       70,953
         476  United Business
                Media plc ........       4,809        2,380
         150  Washington Post Co.,
                Cl. B ............      86,041      109,935
      12,920  Wolters Kluwer NV ..     276,425      155,784
                                  ------------ ------------
                                     5,135,802    2,857,743
                                  ------------ ------------
              REAL ESTATE -- 0.6%
      50,000  American Financial
                Realty Trust .....     742,150      745,500
                                  ------------ ------------

                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        -------
             RETAIL -- 1.4%
      40,161  Blockbuster Inc.,
                Cl. A ............$    392,839 $    676,713
      15,554  Boots Group plc ....     142,971      166,448
       2,917  Colruyt NV .........     159,541      201,653
      29,264  Douglas Holding AG .     514,888      631,776
       2,070  Ito-Yokado Co. Ltd.       87,711       49,563
       1,063  Tod's SpA ..........      51,421       33,056
                                  ------------ ------------
                                     1,349,371    1,759,209
                                  ------------ ------------
              SATELLITE -- 0.3%
      20,000  General Motors Corp.,
                Cl. H+ ...........     234,305      256,200
      29,970  Loral Space &
                Communications
                Ltd.+ ............     855,824       91,409
                                  ------------ ------------
                                     1,090,129      347,609
                                  ------------ ------------
              TELECOMMUNICATIONS: BROADBAND -- 0.2%
      50,000  Tiscali SpA+ .......     263,570      255,506
     134,000  United Pan-Europe
                Communications NV,
                Cl. A+ ...........     740,648       10,772
                                  ------------ ------------
                                     1,004,218      266,278
                                  ------------ ------------
              TELECOMMUNICATIONS: LOCAL -- 3.9%
       5,000  ALLTEL Corp. .......     250,274      241,100
       3,000  CenturyTel Inc. ....      91,350      104,550
     292,000  Cincinnati Bell
                Inc.+ ............   1,712,938    1,956,400
       2,447  Citizens Communications
                Co.+ .............      24,837       31,542
      10,000  D&E Communications
                Inc. .............     114,133      114,500
     116,800  Rogers Communications
                Inc., Cl. B ......     787,535    1,861,063
       5,000  SureWest
                Communications ...     157,100      151,250
       7,500  Verizon Communications
                Inc. .............     297,331      295,875
                                  ------------ ------------
                                     3,435,498    4,756,280
                                  ------------ ------------
              TELECOMMUNICATIONS: LONG DISTANCE -- 2.1%
      27,000  AT&T Corp. .........     948,278      519,750
     150,000  BT Group plc .......     454,086      504,332
         314  KDDI Corp. .........   1,077,527    1,215,990
      18,624  Sprint Corp. -
                FON Group ........     341,750      268,185
      50,000  WorldCom Inc. -
                MCI Group+ .......     743,052        7,250
                                  ------------ ------------
                                     3,564,693    2,515,507
                                  ------------ ------------
              TELECOMMUNICATIONS: NATIONAL -- 2.0%
     250,000  Cable & Wireless plc     239,683      466,172
      35,000  KPN NV+ ............     186,983      247,985
      70,000  Magyar Tavkozlesi Rt     265,241      239,406
      50,000  Portugal Telecom
                SGPS SA ..........     316,022      358,283
      17,500  TDC A/S ............     450,252      523,369
      22,500  Telecom Italia SpA .     201,135      203,601
      33,471  Telecom Italia SpA,
                RNC ..............     122,437      183,340
       2,358  Telefonica SA+ .....           0       27,376
      20,256  Telekom Austria AG+      150,975      229,817
                                  ------------ ------------
                                     1,932,728    2,479,349
                                  ------------ ------------
              TRANSPORTATION -- 0.1%
      20,000  Amadeus Global Travel
                Distribution SA,
                Cl. A ............     112,496      114,605
                                  ------------ ------------

                 See accompanying notes to financial statements.

THE GABELLI GLOBAL GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        -------
              COMMON STOCKS (CONTINUED)
              WIRELESS COMMUNICATIONS -- 5.7%
      40,000  AT&T Wireless
                Services Inc.+ ...$    256,419 $    328,400
     167,200  Centennial Communications
                Corp.+ ...........   2,409,597      668,800
     290,225  Filtronic plc ......   1,878,355      615,411
      99,025  Leap Wireless International
                Inc.+ ............   1,835,596        4,951
     620,000  mm02 plc+ ..........     549,690      580,611
       6,066  Nextel Communications
                Inc., Cl. A+ .....      28,791      109,673
         125  NTT DoCoMo Inc. ....     337,825      270,664
      18,100  Rogers Wireless
                Communications
                Inc.+ ............     219,045      303,720
      92,100  Rogers Wireless
                Communications Inc.,
                Cl. B+ ...........   1,228,133    1,556,490
      90,325  Rural Cellular Corp.,
                Cl. A+ ...........   1,202,256      379,365
      50,000  Telecom Italia
                Mobile SpA .......     222,487      246,320
      20,769  Telefonica Moviles
                SA+ ..............     154,464      166,711
       5,825  Telemig Celular Participacoes
                SA, ADR ..........     212,623      122,442
     112,000  Telenor ASA ........     435,718      465,477
         979  Telephone & Data
                Systems Inc. .....      84,243       48,656
      20,000  Turkcell Iletisim
                Hizmetleri
                AS, ADR+ .........     324,570      338,000
     250,000  Vodafone Group plc .     443,365      488,862
      25,000  Western Wireless Corp.,
                Cl. A+ ...........      98,705      288,250
                                  ------------ ------------
                                    11,921,882    6,982,803
                                  ------------ ------------
              TOTAL COMMON STOCKS   96,460,727   95,442,677
                                  ------------ ------------
              PREFERRED STOCKS -- 1.0%
              CABLE -- 0.1%
       1,815  CSC Holdings Inc.,
                11.750% Pfd.,
                Ser. H ...........     133,739      187,398
                                  ------------ ------------
              ENTERTAINMENT -- 0.1%
      14,800  ProSieben Sat.1 Media
                AG, Pfd. .........     122,948       98,574
                                  ------------ ------------
              TELECOMMUNICATIONS -- 0.8%
       2,936  Cincinnati Bell Inc.,
                6.750% Cv. Pfd.,
                Ser. B ...........      91,163      119,936
       3,800  TDS Capital I,
                8.500% Pfd. ......      95,665       96,102
       3,800  TDS Capital II,
                8.040% Pfd. ......      95,108       95,380
 450,000,000  Telesp Celular Participacoes
                SA, Pfd.+ ........     573,819      699,544
                                  ------------ ------------
                                       855,755    1,010,962
                                  ------------ ------------
              TOTAL PREFERRED
                STOCKS ...........   1,112,442    1,296,934
                                  ------------ ------------

                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        -------
              WARRANTS -- 0.0%
              BUSINESS SERVICES -- 0.0%
      34,000  MindArrow Systems Inc.,
                Ser. C Warrants expire
                11/11/11+ (a) ....$          0 $          0
       9,444  MindArrow Systems Inc.,
                Warrants expire
                08/03/05+ (a) ....           0            0
                                  ------------ ------------
                                             0            0
                                  ------------ ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
      15,375  Diversinet Corp.
                Warrants+ ........           0            0
                                  ------------ ------------
              TOTAL WARRANTS .....           0            0
                                  ------------ ------------
    PRINCIPAL
     AMOUNT
    ---------
              U.S. GOVERNMENT OBLIGATIONS -- 22.4%
 $27,504,000  U.S.  Treasury Bills,
                0.818% to 1.164%++,
                07/03/03 to
                12/26/03 .........  27,459,505   27,461,730
                                  ------------ ------------
              TOTAL INVESTMENTS --
                101.2% ...........$125,032,674  124,201,341
                                  ============
              OTHER ASSETS AND LIABILITIES
                (NET) -- (1.2)% ..............   (1,472,398)
                                               ------------
              NET ASSETS -- 100.0% ........... $122,728,943
                                               ============
              SECURITIES SOLD SHORT
     SHARES   COMMON STOCKS          PROCEEDS  MARKET VALUE
     ------   -------------          --------  ------------
      60,000  Technology Select Sector
                SPDR+ ............$ (1,028,688)$ (1,024,200)
      50,000  TeliaSonera AB .....    (206,912)    (207,372)
                                  ------------ ------------
              TOTAL SECURITIES
                SOLD SHORT .......$ (1,235,600)$ (1,231,572)
                                  ============ ============
--------------------
              For Federal tax purposes:
              Aggregate cost ................. $125,032,674
                                               ============
              Gross unrealized appreciation .. $ 17,989,516
              Gross unrealized depreciation ..  (18,820,849)
                                               ------------
              Net unrealized appreciation/
                (depreciation) ............... $   (831,333)
                                               ============
---------------------
 (a)  Security fair valued under procedures established by the Board of
      Directors.
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
ADR - American Depository Receipt.
GDR - Global Depository Receipt.
RNC - Non-Convertible Savings Shares.

                 See accompanying notes to financial statements.

                         THE GABELLI GLOBAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost $125,032,674) ..     $ 124,201,341
  Cash and foreign currency, at value
    (Cost $8,810) ............................             8,809
  Deposit at brokers .........................         1,235,658
  Receivable for Fund shares sold ............             3,129
  Receivable for investments sold ............           443,876
  Dividends, interest and reclaims receivable            210,900
                                                   -------------
  TOTAL ASSETS ...............................       126,103,713
                                                   -------------
LIABILITIES:
  Securities sold short (proceeds $1,235,600)          1,231,572
  Payable for investments purchased ..........         1,786,825
  Payable for Fund shares redeemed ...........            66,885
  Payable for investment advisory fees .......           101,738
  Payable for distribution fees ..............            25,578
  Other accrued expenses .....................           162,172
                                                   -------------
  TOTAL LIABILITIES ..........................         3,374,770
                                                   -------------
  NET ASSETS applicable to 8,735,346
    shares outstanding .......................     $ 122,728,943
                                                   =============
NET ASSETS CONSIST OF:
  Capital stock, at par value ................     $       8,735
  Additional paid-in capital .................       213,304,914
  Accumulated net investment income ..........           547,010
  Accumulated net realized loss on investments
    and foreign currency transactions ........       (90,313,533)
  Net unrealized depreciation on investments
    and foreign currency transactions ........          (818,183)
                                                   -------------
  TOTAL NET ASSETS ...........................     $ 122,728,943
                                                   =============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Shares of capital stock outstanding
    ($0.001 par value) .......................         8,699,029
                                                   =============
  Net Asset Value, offering and redemption
    price per share ..........................            $14.05
                                                          ======
  CLASS A:
  Shares of capital stock outstanding
    ($0.001 par value) .......................            15,479
                                                          ======
  Net Asset Value and redemption
    price per share ..........................            $14.06
                                                          ======
  Maximum offering price per share
    (NAV / 0.9425, based on maximum
    sales charge of 5.75% of the
    offering price at June 30, 2003) .........            $14.92
                                                          ======
  CLASS B:
  Shares of capital stock outstanding
    ($0.001 par value) .......................            12,857
                                                          ======
  Net Asset Value and offering price per share            $13.76(a)
                                                          ======
  CLASS C:
  Shares of capital stock outstanding
    ($0.001 par value) .......................             7,981
                                                          ======
  Net Asset Value and offering price per share            $13.71(a)
                                                          ======

-----------------
(a) Redemption price varies based on length of time held

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $56,502)     $   917,490
  Interest ..................................         527,000
                                                  -----------
  TOTAL INVESTMENT INCOME ...................       1,444,490
                                                  -----------
EXPENSES:
  Investment advisory fees ..................         538,512
  Distribution fees .........................         135,287
  Shareholder services fees .................          92,982
  Custodian fees ............................          32,831
  Shareholder communications expenses .......          27,156
  Legal and audit fees ......................          21,981
  Registration fees .........................          19,044
  Directors' fees ...........................           4,263
  Interest expense ..........................             233
  Miscellaneous expenses ....................          25,191
                                                  -----------
  TOTAL EXPENSES ............................         897,480
                                                  -----------
  NET INVESTMENT INCOME .....................         547,010
                                                  -----------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS:
  Net realized gain on investments and
    foreign currency transactions ...........         137,298
  Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency transactions ...........      20,544,134
                                                  -----------
  NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS ...................      20,681,432
                                                  -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .........................     $21,228,442
                                                  ===========

                 See accompanying notes to financial statements.

                         THE GABELLI GLOBAL GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              SIX MONTHS ENDED
                                                                                JUNE 30, 2003       YEAR ENDED
                                                                                 (UNAUDITED)     DECEMBER 31, 2002
                                                                              -----------------  -----------------
OPERATIONS:
  Net investment income (loss) ............................................     $     547,010      $    (818,361)
  Net realized gain (loss) on investments and foreign currency transactions           137,298        (33,278,221)
  Net change in unrealized appreciation (depreciation) of investments
    and foreign currency transactions .....................................        20,544,134         (3,573,454)
                                                                                -------------      -------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........        21,228,442        (37,670,036)
                                                                                -------------      -------------
CAPITAL SHARE TRANSACTIONS:
  Class AAA ...............................................................        (4,050,860)       (35,944,535)
  Class A .................................................................            48,577             43,315
  Class B .................................................................            78,624             49,845
  Class C .................................................................            (9,350)            68,074
                                                                                -------------      -------------
  NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ..............        (3,933,009)       (35,783,301)
                                                                                -------------      -------------
REDEMPTION FEES
  Redemption fees .........................................................            36,995                 --
                                                                                -------------      -------------
  NET INCREASE (DECREASE) IN NET ASSETS ...................................        17,332,428        (73,453,337)
                                                                                -------------      -------------
NET ASSETS:
  Beginning of period .....................................................       105,396,515        178,849,852
                                                                                -------------      -------------
  End of period ...........................................................     $ 122,728,943      $ 105,396,515
                                                                                =============      =============

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Global Growth Fund (the "Fund"), a series of Gabelli Global Series Funds, Inc. (the "Corporation"), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on February 7, 1994. Prior to January 13, 2000, the Fund's name was The Gabelli Global Interactive Couch Potato(R) Fund.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors so determines, by such other method as the Board of Directors shall

THE GABELLI GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if, after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Directors. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2003, there were no repurchase agreements.

OPTIONS. The Fund may purchase or write call or put options on securities or indices. As a writer of call options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument decreases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

THE GABELLI GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At June 30, 2003, there were no open futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign currency transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities

THE GABELLI GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and long term capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios and then, among the Classes of Shares. Such allocations are made on the basis of each Portfolio's and Class' average net assets or other criteria directly affecting the expenses as determined by the Adviser.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of the Fund's total assets at the close of any taxable year consists of stocks or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2002 of $88,789,161. This capital loss carryforward is available to reduce future distributions of net capital gains to shareholders. $48,819,742 of loss carryforward is available through 2009 and $39,969,419 is available through 2010.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

THE GABELLI GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

4. DISTRIBUTION PLAN. The Fund's Board of Directors has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. For the six months ended June 30, 2003, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $133,973 and $435 for Class AAA and Class A Shares, respectively, or 0.25% of average daily net assets, the annual limitation under each Plan. Class B and Class C Shares incurred distribution costs of $412 and $467, respectively, or 1.00% of average daily net assets, the annual limitation under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and sales of securities for the six months ended June 30, 2003, other than short term securities, aggregated $21,566,405 and $42,027,554, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2003, the Fund paid brokerage commissions of $6,941 to Gabelli & Company, Inc. and its affiliates. During the six months ended June 30, 2003, Gabelli & Company, Inc. informed the Fund that it received $2,165 from investors representing commissions (sales charges and underwriting fees) on sales of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Investment Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2003, the Fund reimbursed the Adviser $17,400 in connection with the cost of computing the Fund's net asset value.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. There were no borrowings during the six months ended June 30, 2003.

8. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered through selected broker/dealers with no sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (CDSC) upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for two years after purchase.

The Fund imposes a redemption fee of 2.00% on Class AAA and Class A Shares that are redeemed within sixty days of purchase.The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders. The redemption fees returned to the assets of the Fund during the period ended June 30, 2003 amounted to $36,995.

THE GABELLI GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Transactions in shares of capital stock were as follows:

                                                           SIX MONTHS ENDED                     YEAR ENDED
                                                             JUNE 30, 2003                   DECEMBER 31, 2002
                                                     ----------------------------     -----------------------------
                                                       SHARES          AMOUNT             SHARES         AMOUNT
                                                     ----------      ------------     -----------    --------------
                                                               CLASS AAA                         CLASS AAA
                                                     ----------------------------     -----------------------------
Shares sold ......................................... 3,410,881      $ 39,532,875      57,002,879     $ 782,882,461
Shares issued upon reinvestment of dividends ........        --                --              --                --
Shares redeemed .....................................(3,752,277)      (43,583,735)    (59,517,422)     (818,826,996)
                                                     ----------      ------------     -----------     -------------
    Net decrease ....................................  (341,396)     $ (4,050,860)     (2,514,543)    $ (35,944,535)
                                                     ==========      ============     ===========     =============

                                                                CLASS A                           CLASS A
                                                     ----------------------------     -----------------------------
Shares sold .........................................   391,892      $  4,491,102          11,912     $     144,803
Shares issued upon reinvestment of dividends ........        --                --              --                --
Shares redeemed .....................................  (391,549)       (4,442,525)         (7,307)         (101,488)
                                                     ----------      ------------     -----------     -------------
    Net increase ....................................       343      $     48,577           4,605     $      43,315
                                                     ==========      ============     ===========     =============

                                                                CLASS B                           CLASS B
                                                     ----------------------------     -----------------------------
Shares sold .........................................     6,710      $     94,507           3,968     $      51,975
Shares issued upon reinvestment of dividends ........        --                --              --                --
Shares redeemed .....................................    (1,406)          (15,883)           (144)           (2,130)
                                                     ----------      ------------     -----------     -------------
    Net increase ....................................     5,304      $     78,624           3,824     $      49,845
                                                     ==========      ============     ===========     =============

                                                                CLASS C                           CLASS C
                                                     ----------------------------     -----------------------------
Shares sold .........................................       375      $      4,866           8,996    $      121,905
Shares issued upon reinvestment of dividends ........        --                --              --                --
Shares redeemed .....................................    (1,257)          (14,216)         (3,737)          (53,831)
                                                     ----------      ------------     -----------    --------------
    Net increase (decrease) .........................      (882)     $     (9,350)          5,259    $       68,074
                                                     ==========      ============     ===========    ==============

THE GABELLI GLOBAL GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period:

                                       INCOME
                            FROM INVESTMENT OPERATIONS                             DISTRIBUTIONS
               --------------------------------------------------  -------------------------------------------------
                                            Net
                Net Asset      Net      Realized and      Total                    Net                                Net Asset
    Period       Value,    Investment    Unrealized       from        Net       Realized                                Value,
    Ended      Beginning     Income    Gain (Loss) on  Investment  Investment    Gain on     Paid-in-     Total         End of
 December 31   of Period     (Loss)      Investments   Operations    Income    Investments   Capital   Distributions    Period
 -----------   ---------   ----------  --------------  ----------  ----------  -----------  --------   -------------  ----------
CLASS AAA
   2003(a)       $11.62      $ 0.06       $  2.37        $  2.43         --           --         --            --       $14.05
   2002           15.45       (0.08)        (3.75)         (3.83)        --           --         --            --        11.62
   2001           20.37       (0.16)        (4.76)         (4.92)        --           --         --            --        15.45
   2000           35.17       (0.29)       (12.92)        (13.21)        --       $(1.48)    $(0.11)       $(1.59)       20.37
   1999           16.99       (0.13)        19.77          19.64     $(0.00)(c)    (1.46)        --         (1.46)       35.17
   1998           14.28        0.11          3.98           4.09      (0.11)       (1.27)        --         (1.38)       16.99
CLASS A
   2003(a)        11.63        0.06(c)       2.37           2.43         --           --         --            --        14.06
   2002           15.47       (0.08)        (3.76)         (3.84)        --           --         --            --        11.63
   2001           20.37       (0.16)        (4.74)         (4.90)        --           --         --            --        15.47
   2000(b)        38.80       (0.28)       (16.56)        (16.84)        --        (1.48)     (0.11)        (1.59)       20.37
CLASS B
   2003(a)        11.42        0.02          2.32           2.34         --           --         --            --        13.76
   2002           15.30       (0.17)        (3.71)         (3.88)        --           --         --            --        11.42
   2001           20.30       (0.29)        (4.71)         (5.00)        --           --         --            --        15.30
   2000(b)        38.80       (0.46)       (16.45)        (16.91)        --        (1.48)     (0.11)        (1.59)       20.30
CLASS C
   2003(a)        11.38        0.02          2.31           2.33         --           --         --            --        13.71
   2002           15.26       (0.17)        (3.71)         (3.88)        --           --         --            --        11.38
   2001           20.24       (0.28)        (4.70)         (4.98)        --           --         --            --        15.26
   2000(b)        38.80       (0.46)       (16.51)        (16.97)        --        (1.48)     (0.11)        (1.59)       20.24

                                       INCOME
                       RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
               ------------------------------------------------------------
                                         Net
                        Net Assets    Investment    Operating
    Period                 End of    Income (Loss)  Expenses to   Portfolio
    Ended       Total      Period      to Average   Average Net   Turnover
 December 31   Return+   (in 000's)    Net Assets  Assets (d)(e)    Rate
 -----------   -------  -----------   ------------ -------------  ---------
CLASS AAA
   2003(a)       20.9%    $122,225       1.02%(f)      1.67%(f)       23%
   2002         (24.8)     105,034      (0.58)         1.75           82
   2001         (24.2)     178,575      (0.91)         1.75          102
   2000         (37.5)     271,572      (0.95)         1.60           93
   1999         116.1      447,769      (0.85)         1.58           63
   1998          28.9       73,999      (0.66)         1.66          105
CLASS A
   2003(a)       20.9          218       1.02(f)       1.67(f)        23
   2002         (24.8)         176      (0.58)         1.75           82
   2001         (24.1)         163      (0.91)         1.75          102
   2000(b)      (43.3)         241      (0.95)(f)      1.60(f)        93
CLASS B
   2003(a)       20.5          177       0.27(f)       2.42(f)        23
   2002         (25.4)          86      (1.33)         2.50           82
   2001         (24.6)          57      (1.66)         2.50          102
   2000(b)      (43.5)          77      (1.70)(f)      2.35(f)        93
CLASS C
   2003(a)       20.5          109       0.27(f)       2.42(f)        23
   2002         (25.4)         101      (1.33)         2.50           82
   2001         (24.6)          55      (1.66)         2.50          102
   2000(b)      (43.7)          26      (1.70)(f)      2.35(f)        93

--------------------------------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) For the period  ended June 30, 2003;  unaudited.
(b) From commencement of offering on March 1, 2000.
(c) Amount represents less than $0.005 per share.
(d) The Fund incurred interest expense during the six months ended June 30, 2003 and the periods ended December 31, 2002, 2001 and 2000. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.66%, 1.70%, 1.59% and 1.49% (Class AAA), 1.66%,
    1.70%, 1.59% and 1.49% (Class A), 2.41%, 2.45%, 2.34% and 2.24% (Class B),
    and 2.41%, 2.45%, 2.34% and 2.24% (Class C), respectively.
(e) The Fund incurred interest expense during the years ended December 31, 1999 and 1998. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.55% and 1.64%, respectively.
(f) Annualized.

                 See accompanying notes to financial statements.

                        Gabelli Global Series Funds, Inc.
                         THE GABELLI GLOBAL GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                            John D. Gabelli
CHAIRMAN AND CHIEF                               SENIOR VICE PRESIDENT
INVESTMENT OFFICER                               GABELLI & COMPANY, INC.
GABELLI ASSET MANAGEMENT INC.

E. Val Cerutti                                   Karl Otto Pohl
CHIEF EXECUTIVE OFFICER                          FORMER PRESIDENT
CERUTTI CONSULTANTS, INC.                        DEUTSCHE BUNDESBANK

Anthony J. Colavita                              Werner J. Roeder, MD
ATTORNEY-AT-LAW                                  VICE PRESIDENT/MEDICAL AFFAIRS
ANTHONY J. COLAVITA, P.C.                        LAWRENCE HOSPITAL CENTER

Arthur V. Ferrara                                Anthonie C. van Ekris
FORMER CHAIRMAN AND                              MANAGING DIRECTOR
CHIEF EXECUTIVE OFFICER                          BALMAC INTERNATIONAL, INC.
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA


                                    OFFICERS
Bruce N. Alpert                                  Gus Coutsouros
PRESIDENT                                        VICE PRESIDENT AND TREASURER

James E. McKee
SECRETARY


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB442Q203SR

[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

                                    THE
                                    GABELLI
                                    GLOBAL
                                    GROWTH
                                    FUND


                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2003

                       THE GABELLI GLOBAL OPPORTUNITY FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2003
TO OUR SHAREHOLDERS,

      We are changing the way we provide portfolio managers' commentary to shareholders of our Funds. Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the stock market, individual stocks and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments have been included as part of each Fund's quarterly, semi-annual, and annual financial statements.

      The Sarbanes-Oxley Act's new corporate governance regulations now require a Fund's principal executive and financial officers to certify the entire contents of shareholder reports in a filing with the Securities and Exchange Commission on form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we are removing their commentary from the financial statements and sending it to you separately. As a result, this commentary will no longer be considered part of a Fund's financial report and therefore will not be subject to the officers' certifications.

      We trust that you understand that our approach is an unintended consequence of the ever-increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these new regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives than other public companies.

                                                    Sincerely yours,


                                                    /S/ BRUCE N. ALPERT
                                                    Bruce N. Alpert
                                                    Chief Operating Officer
August 8, 2003                                      Gabelli Funds, LLC

THE GABELLI GLOBAL OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                            COST         VALUE
     ------                            ----        -------
              COMMON STOCKS -- 92.3%
              AEROSPACE -- 2.2%
       7,500  Lockheed Martin
                Corp. .............$   184,317  $   356,775
                                   -----------  -----------
              AVIATION: PARTS AND SERVICES -- 0.9%
       4,700  Precision Castparts
                Corp. .............    139,355      146,170
                                   -----------  -----------
              BROADCASTING -- 3.3%
      15,000  Mediaset SpA ........    144,234      126,949
       5,000  RTL Group ...........    269,324      238,856
       7,300  Young Broadcasting Inc.,
                Cl. A+ ............    262,800      154,249
                                   -----------  -----------
                                       676,358      520,054
                                   -----------  -----------
              BUILDING AND CONSTRUCTION -- 2.4%
      24,125  CRH plc .............    337,473      378,156
                                   -----------  -----------
              CABLE -- 0.9%
       7,000  Cablevision Systems Corp.,
                Cl. A+ ............    150,246      145,320
                                   -----------  -----------
              COMMUNICATIONS EQUIPMENT -- 3.9%
          25  Faith Inc. ..........    122,134      141,994
      54,000  Furukawa Electric
                Co. Ltd. ..........    228,325      176,290
       4,000  L-3 Communications
                Holdings Inc.+ ....    170,294      173,960
      46,000  Nortel Networks
                Corp.+ ............    136,620      124,200
                                   -----------  -----------
                                       657,373      616,444
                                   -----------  -----------
              CONSUMER PRODUCTS -- 6.5%
       8,000  Christian Dior SA ...    361,416      319,882
      15,000  Compagnie Financiere
                Richemont AG, Cl. A    286,849      242,518
      27,000  Marzotto SpA ........    184,410      181,381
       2,000  Nintendo Co. Ltd. ...    344,434      145,409
      15,000  Shiseido Co. Ltd. ...    161,833      145,784
                                   -----------  -----------
                                     1,338,942    1,034,974
                                   -----------  -----------
              CONSUMER SERVICES -- 1.3%
       5,375  InterActiveCorp+ ....     60,271      212,689
                                   -----------  -----------
              ELECTRONICS -- 2.0%
       2,000  Rohm Co. Ltd. .......    445,272      218,030
      30,000  Toshiba Corp. .......    152,711      103,186
                                   -----------  -----------
                                       597,983      321,216
                                   -----------  -----------
              ENERGY AND UTILITIES -- 0.7%
      90,000  Nordex AG+ ..........    135,114      106,451
                                   -----------  -----------
              ENTERTAINMENT -- 6.9%
      10,000  AOL Time Warner
                Inc.+ .............    139,930      160,900
      31,200  Liberty Media Corp.,
                Cl. A+ ............    509,325      360,672
      60,000  Publishing &
                Broadcasting Ltd. .    329,659      397,567
      10,000  Vivendi Universal
                SA, ADR+ ..........    530,500      184,400
                                   -----------  -----------
                                     1,509,414    1,103,539
                                   -----------  -----------

                                                   MARKET
     SHARES                            COST         VALUE
     ------                            ----        -------
              ENVIRONMENTAL SERVICES -- 0.9%
      15,000  Allied Waste
                Industries Inc.+ ..$   137,550  $   150,750
                                   -----------  -----------
              FINANCIAL SERVICES -- 9.0%
      30,000  Bank of Ireland .....    185,546      362,073
       7,000  Citigroup Inc. ......    270,158      299,600
       5,000  Invik & Co. AB,
                Cl. B .............    359,167      240,164
       9,700  Janus Capital
                Group Inc. ........    140,215      159,080
       1,000  Muenchener Rueckversicherungs-
                Gesellschaft AG ...    298,447      101,950
      70,000  Nikko Cordial Corp. .    657,130      280,991
                                   -----------  -----------
                                     1,910,663    1,443,858
                                   -----------  -----------
              FOOD AND BEVERAGE -- 1.8%
      20,000  Kikkoman Corp. ......    134,586      132,084
      50,000  Parmalat Finanziaria
                SpA ...............    133,180      157,323
                                   -----------  -----------
                                       267,766      289,407
                                   -----------  -----------
              HEALTH CARE -- 14.1%
       8,208  GlaxoSmithKline plc .    245,936      165,650
      13,600  Novartis AG .........    534,476      538,161
       8,000  Roche Holding AG ....    805,043      627,519
      10,000  Sanofi-Synthelabo SA     438,858      585,655
       9,000  Takeda Chemical
                Industries Ltd. ...    565,250      332,042
                                   -----------  -----------
                                     2,589,563    2,249,027
                                   -----------  -----------
              METALS AND MINING -- 14.6%
      17,726  Antofagasta plc .....    114,324      179,893
      65,000  Gold Fields Ltd.,
                ADR ...............    282,317      791,700
      10,000  Harmony Gold Mining
                Co. Ltd. ..........     56,555      131,158
      51,000  Harmony Gold Mining
                Co. Ltd., ADR .....    275,466      686,970
      17,000  Newmont Mining Corp.     396,100      551,820
                                   -----------  -----------
                                     1,124,762    2,341,541
                                   -----------  -----------
              PUBLISHING -- 1.3%
      20,000  Arnoldo Mondadori
                Editore SpA .......    157,737      145,151
      36,100  Independent News &
                Media plc .........     72,400       65,499
                                   -----------  -----------
                                       230,137      210,650
                                   -----------  -----------
              TELECOMMUNICATIONS -- 12.6%
       3,000  ALLTEL Corp. ........    156,153      144,660
       2,400  AT&T Corp. ..........    113,478       46,200
      11,000  BCE Inc. ............    600,675      254,210
      19,500  BT Group plc ........    217,302       65,563
      13,180  Citizens Communications
                Co.+ ..............    187,974      169,890
       4,783  Deutsche Telekom
                AG, ADR+ ..........    121,558       72,701
         122  KDDI Corp. ..........    865,872      472,455

                 See accompanying notes to financial statements.

THE GABELLI GLOBAL OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                            COST         VALUE
     ------                            ----        -------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
      10,500  Rogers Communications Inc.,
                Cl. B, ADR ........$   170,881  $   168,525
       9,000  Sprint Corp. -
                FON Group .........    338,756      129,600
      25,000  Telecom Italia
                SpA, RNC ..........    156,870      136,940
       4,179  Telefonica SA, ADR ..    162,411      144,468
       4,500  Verizon Communications
                Inc. ..............    273,319      177,525
       2,090  WilTel Communications
                Inc.+ .............     84,897       30,807
                                   -----------  -----------
                                     3,450,146    2,013,544
                                   -----------  -----------
              WIRELESS COMMUNICATIONS -- 7.0%
       6,827  AT&T Wireless
                Services Inc.+ ....    169,684       56,050
      19,500  mm02 plc+ ...........     58,637       18,261
      20,000  Nextel Communications
                Inc., Cl. A+ ......    312,920      361,600
          65  NTT DoCoMo Inc. .....    143,179      140,745
      14,000  Rural Cellular Corp.,
                Cl. A+ ............    587,677       58,800
      12,500  Sprint Corp. -
                PCS Group+ ........    255,561       71,875
       2,300  Telephone & Data
                Systems Inc. ......     86,665      114,310
       3,000  United States Cellular
                Corp.+ ............    188,250       76,350
     113,964  Vodafone Group plc ..    434,313      222,851
                                   -----------  -----------
                                     2,236,886    1,120,842
                                   -----------  -----------
              TOTAL COMMON STOCKS . 17,734,319   14,761,407
                                   -----------  -----------

                                                   MARKET
     SHARES                            COST         VALUE
     ------                            ----        -------
              U.S. GOVERNMENT OBLIGATIONS -- 8.0%
$1,283,000    U.S. Treasury Bills,
                0.889% to 0.937%++,
                07/10/03 to
                12/26/03           $ 1,278,003  $ 1,277,978
                                   -----------  -----------
              TOTAL INVESTMENTS --
                100.3%             $19,012,322   16,039,385
                                   ===========
              OTHER ASSETS AND
                LIABILITIES (NET) -- (0.3)% ...     (53,938)
                                                -----------
              NET ASSETS -- 100.0% ............ $15,985,447
                                                ===========
-----------------
              For Federal tax purposes:
              Aggregate cost .................. $19,012,322
                                                ===========
              Gross unrealized appreciation ... $ 2,190,564
              Gross unrealized depreciation ...  (5,163,501)
                                                -----------
              Net unrealized appreciation/
                (depreciation) ................ $(2,972,937)
                                                ===========
-----------------
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
ADR - American Depository Receipt.
RNC - Non-Convertible Savings Shares.

                                         % OF
                                        MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE       VALUE
--------------------------              ------      ------
North America ........................   38.2%  $ 6,134,565
Europe ...............................   35.0%    5,608,414
Japan ................................   14.3%    2,289,011
South Africa .........................   10.0%    1,609,828
Asia/Pacific .........................    2.5%      397,567
                                        ------  -----------
                                        100.0%  $16,039,385
                                        ======  ===========

                 See accompanying notes to financial statements.

                       THE GABELLI GLOBAL OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost $19,012,322) ...     $16,039,385
  Cash and foreign currency, at value
    (Cost $2,271) ............................           2,271
  Dividends and reclaims receivable ..........          48,210
                                                   -----------
  TOTAL ASSETS ...............................      16,089,866
                                                   -----------
LIABILITIES:
  Payable for investment advisory fees .......           4,211
  Payable for distribution fees ..............           3,135
  Other accrued expenses .....................          97,073
                                                   -----------
  TOTAL LIABILITIES ..........................         104,419
                                                   -----------
  NET ASSETS applicable to 1,611,516
    shares outstanding .......................     $15,985,447
                                                   ===========
NET ASSETS CONSIST OF:
  Capital stock, at par value ................          $1,612
  Additional paid-in capital .................      25,644,260
  Accumulated net investment income ..........          48,212
  Accumulated net realized loss on investments
    and foreign currency transactions ........      (6,739,038)
  Net unrealized depreciation on investments
     and foreign currency transactions .......      (2,969,599)
                                                   -----------
  TOTAL NET ASSETS ...........................     $15,985,447
                                                   ===========
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Shares of capital stock outstanding
    ($0.001 par value) .......................       1,607,180
                                                   ===========
  Net Asset Value, offering and redemption
    price per share ..........................           $9.92
                                                         =====
  CLASS A:
  Shares of capital stock outstanding
    ($0.001 par value) .......................           3,281
                                                         =====
  Net Asset Value and redemption
    price per share ..........................           $9.92
                                                         =====
  Maximum offering price per share
    (NAV (DIVIDE) 0.9425, based on maximum
    sales charge of 5.75% of the
    offering price at June 30, 2003) .........          $10.53
                                                        ======
  CLASS B:
  Shares of capital stock outstanding
    ($0.001 par value) .......................           1,045
                                                         =====
  Net Asset Value and offering price per share           $9.81(a)
                                                         =====
  CLASS C:
  Shares of capital stock outstanding
    ($0.001 par value) .......................              10
                                                         =====
  Net Asset Value and offering price per share          $10.09(a)
                                                        ======

------------------
(a) Redemption price varies based on length of time held.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $6,468) .......................$   153,645
  Interest .........................................................        601
                                                                    -----------
  TOTAL INVESTMENT INCOME ..........................................    154,246
                                                                    -----------
EXPENSES:
  Investment advisory fees .........................................     68,645
  Registration fees ................................................     24,546
  Distribution fees ................................................     17,195
  Shareholder communications expenses ..............................     16,618
  Shareholder services fees ........................................     13,718
  Legal and audit fees .............................................      8,933
  Custodian fees ...................................................      5,764
  Interest expense .................................................      3,037
  Organizational expenses ..........................................      2,626
  Directors' fees ..................................................        554
  Miscellaneous expenses ...........................................      2,042
                                                                    -----------
  TOTAL EXPENSES ...................................................    163,678
                                                                    -----------
  Expense reimbursement ............................................    (57,644)
                                                                    -----------
  TOTAL NET EXPENSES ...............................................    106,034
                                                                    -----------
  NET INVESTMENT INCOME ............................................     48,212
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized loss on investments and
    foreign currency transactions .................................. (1,699,441)
  Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency transactions ..................................  3,203,481
                                                                    -----------
  NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS ..........................................  1,504,040
                                                                    -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ................................................ $1,552,252
                                                                     ==========

                 See accompanying notes to financial statements.

                       THE GABELLI GLOBAL OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             SIX MONTHS ENDED
                                                                               JUNE 30, 2003      YEAR ENDED
                                                                                (UNAUDITED)   DECEMBER 31, 2002
                                                                             ---------------  -----------------
OPERATIONS:
   Net investment income (loss) ..........................................     $    48,212      $    (7,711)
   Net realized loss on investments and foreign currency transactions ....      (1,699,441)      (1,903,438)
   Net change in unrealized appreciation (depreciation) on investments and
     foreign currency transactions .......................................       3,203,481           85,695
                                                                               -----------      -----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......       1,552,252       (1,825,454)
                                                                               -----------      -----------
CAPITAL SHARE TRANSACTIONS:
   Class AAA .............................................................        (630,821)      (1,602,562)
   Class A ...............................................................          (6,444)          (3,515)
   Class B ...............................................................             210              535
   Class C ...............................................................              --               --
                                                                               -----------      -----------
   Net decrease in net assets from capital share transactions ............        (637,055)      (1,605,542)
                                                                               -----------      -----------
REDEMPTION FEES:
   Redemption fees .......................................................          24,650               --
                                                                               -----------      -----------
   NET INCREASE (DECREASE) IN NET ASSETS .................................         939,847       (3,430,996)
NET ASSETS:
   Beginning of period ...................................................      15,045,600       18,476,596
                                                                               -----------      -----------
   End of period .........................................................     $15,985,447      $15,045,600
                                                                               ===========      ===========

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Global Opportunity Fund (the "Fund"), a series of Gabelli Global Series Funds, Inc. (the "Corporation"), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on May 11, 1998.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors so determines, by such other method as the Board of Directors shall determine

THE GABELLI GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if, after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Directors. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2003, there were no repurchase agreements.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

THE GABELLI GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  transactions.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and long term capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios and then, among the Classes of Shares. Such allocations are made on the basis of each Portfolio's and Class' average net assets or other criteria directly affecting the expenses as determined by the Adviser.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of the Fund's total assets at the close of any taxable year consists of stocks or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2002 of $5,039,597. This capital loss carryforward is available to reduce future distributions of net capital gains to shareholders. $3,134,793 of loss carryforward is available through 2009 and $1,904,804 is available through 2010.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio,

THE GABELLI GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates. The Adviser has agreed to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (exclusive of interest expense) at 1.50% of the value of the Fund's average daily net assets. For the six months ended June 30, 2003, the Adviser reimbursed the Fund in the amount of $57,644. Beginning January 1, 2002, the Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below 1.50% of average daily net assets. The cumulative amount which the Fund may repay the Adviser is $295,363.

4. DISTRIBUTION PLAN. The Fund's Board of Directors has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. For the six months ended June 30, 2003, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $17,111 and $38 for Class AAA and Class A Shares, respectively, or 0.25% of average daily net assets, the annual limitation under each Plan. Class B and Class C Shares incurred distribution costs of $45 and $1, respectively, or 1.00% of average daily net assets, the annual limitation under each Plan. Such payments are accrued daily and paid monthly.

5. ORGANIZATIONAL EXPENSES. The organizational expenses of the Fund are being amortized on a straight-line basis over a period of 60 months.

6. PORTFOLIO SECURITIES. Purchases and sales of securities for the six months ended June 30, 2003, other than short term securities, aggregated $1,835,545 and $2,901,124, respectively.

7. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2003, the Fund paid brokerage commissions of $196 to Gabelli & Company, Inc. and its affiliates.

8. LINE OF CREDIT. The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. There were no borrowings outstanding at June 30, 2003.

The average daily amount of borrowings outstanding within the six months ended June 30, 2003 was $201,633 with a related weighted average interest rate of 2.03%. The maximum amount borrowed at any time during the six months ended June 30, 2003 was $883,000.

9. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered through selected broker/dealers with no sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (CDSC) upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for two years after purchase.

The Fund imposes a redemption fee of 2.00% on Class AAA and Class A Shares that are redeemed within sixty days of purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders. The redemption fees returned to the assets of the Fund during the period ended June 30, 2003 amounted to $24,650.

THE GABELLI GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Transactions in shares of capital stock were as follows:

                                                            SIX MONTHS ENDED                    YEAR ENDED
                                                              JUNE 30, 2003                  DECEMBER 31, 2002
                                                     ----------------------------      ---------------------------
                                                       SHARES           AMOUNT            SHARES         AMOUNT
                                                     ----------      ------------      ----------     ------------
                                                                CLASS AAA                        CLASS AAA
                                                     ----------------------------      ---------------------------
Shares sold ........................................  1,466,805      $ 12,610,849       4,157,271     $ 39,584,069
Shares issued upon reinvestment of dividends .......         --                --              --               --
Shares redeemed .................................... (1,551,282)      (13,241,670)     (4,305,052)     (41,186,631)
                                                     ----------      ------------      ----------     ------------
Net decrease .......................................    (84,477)     $   (630,821)       (147,781)    $ (1,602,562)
                                                     ==========      ============      ==========     ============

                                                                 CLASS A                          CLASS A
                                                     ----------------------------      ---------------------------
Shares sold ........................................        244      $      2,254           1,504     $     13,508
Shares issued upon reinvestment of dividends .......         --                --              --               --
Shares redeemed ....................................     (1,067)           (8,698)         (1,887)         (17,023)
                                                     ----------      ------------      ----------     ------------
Net increase (decrease) ............................       (823)     $     (6,444)           (383)    $     (3,515)
                                                     ==========      ============      ==========     ============

                                                                 CLASS B                          CLASS B
                                                     ----------------------------      ---------------------------
Shares sold ........................................         25      $        220              57     $        535
Shares issued upon reinvestment of dividends .......         --                --              --               --
Shares redeemed ....................................         (1)              (10)             --               --
                                                     ----------      ------------      ----------     ------------
Net increase .......................................         24      $        210              57     $        535
                                                     ==========      ============      ==========     ============

                                                                 CLASS C                          CLASS C
                                                     ----------------------------      ---------------------------
Shares sold ........................................         --      $         --              --     $         --
Shares issued upon reinvestment of dividends .......         --                --              --               --
Shares redeemed ....................................         --                --              --               --
                                                     ----------      ------------      ----------     ------------
Net increase (decrease) ............................         --      $         --              --     $         --
                                                     ==========      ============      ==========     ============

THE GABELLI GLOBAL OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout each period:

                                    INCOME
                          FROM INVESTMENT OPERATIONS                      DISTRIBUTIONS
             -------------------------------------------------  --------------------------------------
                                          Net
              Net Asset      Net     Realized and      Total                   Net                                  Net Asset
  Period        Value,   Investment   Unrealized       from        Net      Realized                                  Value,
   Ended      Beginning    Income   Gain (Loss) on  Investment  Investment   Gain on         Total      Redemption    End of
December 31  of Period     (Loss)     Investments   Operations    Income   Investments   Distributions     Fees       Period
-----------  ----------  ---------- --------------  ----------  ---------- -----------   -------------  ----------  ----------
CLASS AAA
   2003(a)     $ 8.87       $0.03       $ 1.00        $ 1.03          --         --             --         $0.02      $ 9.92
   2002         10.02        0.00(i)     (1.15)        (1.15)         --         --             --            --        8.87
   2001         14.24        0.13        (4.25)        (4.12)     $(0.10)        --         $(0.10)           --       10.02
   2000         18.03        0.26        (2.72)        (2.46)      (0.29)    $(1.04)         (1.33)           --       14.24
   1999         10.55        0.03         8.30          8.33          --      (0.85)         (0.85)           --       18.03
   1998(j)      10.00        0.09         0.91          1.00       (0.15)     (0.30)         (0.45)           --       10.55

CLASS A
   2003(a)       8.86        0.03         1.01          1.04          --         --             --          0.02        9.92
   2002          9.99        0.00(i)     (1.13)        (1.13)         --         --             --            --        8.86
   2001         14.21        0.13        (4.24)        (4.11)      (0.11)        --          (0.11)           --        9.99
   2000(b)      19.77        0.27        (4.46)        (4.19)      (0.33)     (1.04)         (1.37)           --       14.21

CLASS B
   2003(a)       8.80        0.00(i)      0.99          0.99          --         --             --          0.02        9.81
   2002         10.00       (0.07)       (1.13)        (1.20)         --         --             --            --        8.80
   2001         14.22        0.07        (4.26)        (4.19)      (0.03)        --          (0.03)           --       10.00
   2000(b)      19.77        0.17        (4.39)        (4.22)      (0.29)     (1.04)         (1.33)           --       14.22

CLASS C(G)
   2003(a)       9.00        0.00(i)      1.07          1.07          --         --             --          0.02       10.09
   2002         10.11       (0.07)       (1.04)        (1.11)         --         --             --            --        9.00
   2001(h)      10.15        0.07        (0.11)        (0.04)         --         --             --            --       10.11

                                            RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                       -----------------------------------------------------------------------------
                                        Net           Operating        Operating
                       Net Assets    Investment       Expenses to      Expenses to
  Period                 End of     Income (Loss)     Average Net      Average Net         Portfolio
   Ended       Total     Period      to Average      Assets Before     Assets Net of       Turnover
December 31   Return+  (in 000's)    Net Assets     Reimbursement(d)  Reimbursement(e)(f)     Rate
-----------   -------  ----------    ----------     ----------------  -------------------  ----------
CLASS AAA
   2003(a)      11.8%    $15,943       0.70%(c)          2.38%(c)           1.54%(c)           13%
   2002        (11.5)     15,000      (0.05)             2.39               1.59                0
   2001        (28.9)     18,422       1.11              2.00               1.59               31
   2000        (13.5)     31,023       1.50              1.79               1.50               50
   1999         79.2      26,779       0.36              1.97               1.03               49
   1998(j)      10.1       5,866       1.72(c)           4.77(c)            1.00(c)           127

CLASS A
   2003(a)      12.0          32       0.70(c)           2.38(c)            1.54(c)            13
   2002        (11.3)         36      (0.05)             2.39               1.59                0
   2001        (29.0)         45       1.11              2.00               1.59               31
   2000(b)     (21.2)         52       1.50(c)           1.79(c)            1.50(c)            50

CLASS B
   2003(a)      11.5          10      (0.05)(c)          3.13(c)            2.29(c)            13
   2002        (12.0)          9      (0.80)             3.14               2.34                0
   2001        (29.5)         10       0.36              2.75               2.34               31
   2000(b)     (21.3)          3       0.75(c)           2.54(c)            2.25(c)            50

CLASS C(G)
   2003(a)      12.1         0.1      (0.05)(c)          3.13(c)            2.29(c)            13
   2002        (11.0)        0.1      (0.80)             3.14               2.34                0
   2001(h)     (29.0)        0.1       0.36(c)           2.75(c)            2.34(c)            31

---------------------------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a)  For the period ended June 30, 2003;  unaudited.
(b)  From commencement of offering on March 1, 2000.
(c)  Annualized.
(d) During the period ended June 30, 2003 and the years ended December 31, 2002, 2001, 2000 and 1999, the Adviser voluntarily reimbursed certain expenses. If such expense reimbursement had not occurred, the ratio of operating expenses to average net assets would have been as shown.
(e) The Fund incurred interest expense during the six months ended June 30, 2003 and the years ended December 31, 2002 and 2001. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.50%, 1.50% and 1.50% (Class AAA), 1.50%, 1.50% and 1.50% (Class A), 2.25%, 2.25% and 2.25% (Class B) and 2.25%, 2.25% and
     2.25% (Class C), respectively.
(f) The Fund incurred interest expense during the years ended December 31, 2000 and 1999. If interest expense had not been incurred, the ratios of operating expenses to average net assets net of reimbursement would have been 1.50% and 1.00%, respectively.
(g) Class C shares were outstanding for the period October 27, 2000 through December 12, 2000 and for the period April 24, 2001 through May 10, 2001. Financial Highlights are not presented for Class C shares as the information for this period is not considered meaningful.
(h)  From November 23, 2001, the date shares were continuously outstanding.
(i)  Amount represents less than $0.005 per share.
(j)  From commencement of investment operations on May 11, 1998.

                 See accompanying notes to financial statements.

                        Gabelli Global Series Funds, Inc.
                       THE GABELLI GLOBAL OPPORTUNITY FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                           John D. Gabelli
CHAIRMAN AND CHIEF                              SENIOR VICE PRESIDENT
INVESTMENT OFFICER                              GABELLI & COMPANY, INC.
GABELLI ASSET MANAGEMENT INC.

E. Val Cerutti                                  Karl Otto Pohl
CHIEF EXECUTIVE OFFICER                         FORMER PRESIDENT
CERUTTI CONSULTANTS, INC.                       DEUTSCHE BUNDESBANK

Anthony J. Colavita                             Werner J. Roeder, MD
ATTORNEY-AT-LAW                                 VICE PRESIDENT/MEDICAL AFFAIRS
ANTHONY J. COLAVITA, P.C.                       LAWRENCE HOSPITAL CENTER

Arthur V. Ferrara                               Anthonie C. van Ekris
FORMER CHAIRMAN AND                             MANAGING DIRECTOR
CHIEF EXECUTIVE OFFICER                         BALMAC INTERNATIONAL, INC.
GUARDIAN LIFE INSURANCE COMPANY
OF AMERICA

                                    OFFICERS
Bruce N. Alpert                                 Gus Coutsouros
PRESIDENT                                       VICE PRESIDENT AND TREASURER

James E. McKee
SECRETARY

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB403Q203SR

[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

                                          THE
                                          GABELLI
                                          GLOBAL
                                          OPPORTUNITY
                                          FUND



                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2003

                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2003



TO OUR SHAREHOLDERS,

      We are changing the way we provide portfolio managers' commentary to shareholders of our Funds. Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the stock market, individual stocks and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments have been included as part of each Fund's quarterly, semi-annual, and annual financial statements.

      The Sarbanes-Oxley Act's new corporate governance regulations now require a Fund's principal executive and financial officers to certify the entire contents of shareholder reports in a filing with the Securities and Exchange Commission on form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we are removing their commentary from the financial statements and sending it to you separately. As a result, this commentary will no longer be considered part of a Fund's financial report and therefore will not be subject to the officers' certifications.

      We trust that you understand that our approach is an unintended consequence of the ever-increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these new regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives than other public companies.

                                                     Sincerely yours,




                                                     /S/ BRUCE N. ALPERT
                                                     Bruce N. Alpert
                                                     Chief Operating Officer
August 8, 2003                                       Gabelli Funds, LLC

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        MARKET
     SHARES                                 COST         VALUE
     ------                                 ----        -------

              COMMON STOCKS -- 97.0%
              AEROSPACE -- 0.5%
      17,000  Lockheed Martin Corp. ....$    387,884  $    808,690
                                        ------------  ------------
              BROADCASTING -- 0.6%
      23,566  CanWest Global
                Communications Corp.+ ..     322,321       154,357
      35,434  CanWest Global
                Communications Corp.,
                Cl.  A+ ................     407,389       231,315
       1,400  Claxson Interactive Group
                Inc.+ ..................       2,240           462
       8,000  Fisher Communications
                Inc.+ ..................     427,113       391,280
      45,000  Paxson Communications
                Corp.+ .................     457,202       269,550
       2,000  TiVo Inc.+ ...............      11,105        24,360
                                        ------------  ------------
                                           1,627,370     1,071,324
                                        ------------  ------------
              BUSINESS SERVICES -- 1.3%
       9,000  Carlisle Holdings Ltd.+ ..      48,250        29,700
       3,000  Cendant Corp.+ ...........      37,350        54,960
       4,000  Convergys Corp.+ .........      53,716        64,000
      16,000  Donnelley (R.H.) Corp.+ ..     214,432       583,520
      37,000  IDT Corp.+ ...............     328,471       662,300
      35,000  IDT Corp., Cl. B+ ........     248,267       616,000
      70,000  Securicor plc ............           0        86,056
      15,000  TPG NV, ADR ..............     198,277       254,100
                                        ------------  ------------
                                           1,128,763     2,350,636
                                        ------------  ------------
              CABLE -- 3.5%
      80,000  Adelphia Communications
                Corp., Cl. A+ ..........      74,756        21,760
      11,500  Austar United
                Communications Ltd.+ ...      40,409         2,969
      35,000  Cablevision Systems Corp.,
                Cl. A+ .................     250,745       726,600
      80,000  Charter Communications Inc.,
                Cl. A+ .................     453,097       317,600
     105,000  Comcast Corp., Cl. A+ ....   4,009,127     3,168,900
      24,000  Comcast Corp.,
                Cl. A, Special+ ........     190,951       691,920
      12,000  Cox Communications Inc.,
                Cl. A+ .................     405,692       382,800
      18,000  Mediacom Communications
                Corp.+ .................     189,315       177,660
     130,000  UnitedGlobalCom Inc.,
                 Cl. A+ ................   1,788,816       672,100
                                        ------------  ------------
                                           7,402,908     6,162,309
                                        ------------  ------------
              COMMUNICATIONS EQUIPMENT -- 2.7%
      12,000  Agere Systems Inc., Cl. B+      52,813        27,600
      75,000  Allen Telecom Inc.+ ......     377,437     1,239,000
      20,000  Champion Technology
                Holdings Ltd., ADR .....      90,098        15,644
      25,000  Communications Systems Inc.    237,711       196,750
       1,200  Copper Mountain
                Networks Inc.+ .........      11,954        12,961

                                                         MARKET
     SHARES                                  COST         VALUE
     ------                                  ----        -------
       3,200  Ericsson (L.M.) Telephone
                Co., Cl. B, ADR+ .......$     40,907  $     34,016
     100,000  Furukawa Electric
                Co. Ltd. ...............   1,694,950       326,463
     100,000  GN Store Nord A/S+ .......     541,433       411,122
      13,000  JDS Uniphase Corp.+ ......     109,756        45,630
       1,000  L-3 Communications
                Holdings Inc.+ .........      11,000        43,490
      60,000  Lucent Technologies
                Inc.+ ..................     236,522       121,800
     100,000  Motorola Inc. ............   1,501,592       943,000
      28,000  Nokia Corp., ADR .........      67,091       460,040
      45,000  Nortel Networks Corp.+ ...     268,500       121,500
      22,000  Scientific-Atlanta Inc. ..     179,954       524,480
         750  Siemens AG, ADR ..........      23,625        36,637
     300,000  Time Engineering Berhad+ .     316,448        86,843
                                        ------------  ------------
                                           5,761,791     4,646,976
                                        ------------  ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.1%
       2,000  America Online Latin
                America Inc., Cl. A+ ...      11,950         1,202
       6,000  Covad Communications
                Group Inc.+ ............      11,761         6,060
       3,230  EarthLink Inc.+ ..........      45,250        25,485
      20,000  Genuity Inc., Cl. A+ .....       5,000           200
       1,000  Geoworks Corp.+ ..........       1,375           130
         833  Korea Thrunet Co. Ltd.,
                Cl. A+ .................       5,469           125
      18,000  Net2Phone  Inc.+ .........      55,561        77,940
      12,000  T-Online International AG+      75,660       124,021
       1,000  Via Net.Works Inc.+ ......       2,625           990
                                        ------------  ------------
                                             214,651       236,153
                                        ------------  ------------
              DIVERSIFIED INDUSTRIAL -- 0.8%
      38,230  Bouygues SA ..............   1,004,029     1,055,384
      50,000  Hutchison Whampoa Ltd. ...     487,171       304,560
                                        ------------  ------------
                                           1,491,200     1,359,944
                                        ------------  ------------
              ELECTRONICS -- 0.0%
       1,407  Vishay Intertechnology
                Inc.+ ..................      33,108        18,572
                                        ------------  ------------
              ENERGY AND UTILITIES -- 0.9%
       3,000  E.ON AG ..................     126,255       154,234
      34,000  SCANA Corp. ..............     868,756     1,165,520
       4,000  SJW Corp. ................     435,399       341,000
                                        ------------  ------------
                                           1,430,410     1,660,754
                                        ------------  ------------
              ENTERTAINMENT -- 4.8%
      20,000  AOL Time Warner Inc.+ ....     368,360       321,800
     360,000  Gemstar-TV Guide
                International Inc.+ ....   3,511,906     1,832,400
     482,000  Liberty Media Corp.,
                Cl. A+ .................   2,644,221     5,571,920
      40,000  Metromedia International
                Group Inc.+ (d) ........     317,806         4,600
      32,000  Vivendi Universal
                SA, ADR+ ...............     576,288       590,080
                                        ------------  ------------
                                           7,418,581     8,320,800
                                        ------------  ------------

                 See accompanying notes to financial statements.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          MARKET
     SHARES                                 COST          VALUE
     ------                                 ----         -------
              COMMON STOCKS (CONTINUED)
              EQUIPMENT AND SUPPLIES -- 0.1%
       1,000  Amphenol Corp., Cl. A+ ...$     16,369  $     46,820
      17,000  ThyssenKrupp AG ..........     312,619       195,999
                                        ------------  ------------
                                             328,988       242,819
                                        ------------  ------------
              PUBLISHING -- 0.2%
       1,000  Media General Inc., Cl. A       35,808        57,200
       1,000  News Corp. Ltd., ADR .....      21,050        30,270
      21,280  Seat-Pagine Gialle SpA+ ..      35,453        14,784
      18,000  Telegraaf Holdingsmij
                - CVA ..................     372,784       289,383
                                        ------------  ------------
                                             465,095       391,637
                                        ------------  ------------
              SATELLITE -- 3.6%
       1,500  Asia Satellite
                Telecommunications
                Holdings Ltd., ADR .....      22,103        24,240
       1,500  British Sky Broadcasting
                Group plc, ADR+ ........      36,400        67,650
      53,000  EchoStar Communications
                Corp., Cl. A+ ..........     405,634     1,834,860
     175,000  General Motors Corp.,
                Cl. H+ .................   3,820,000     2,241,750
       1,000  Liberty Satellite &
                Technology Inc., Cl. A+        2,400         2,600
      35,000  Loral Space &
                Communications Ltd.+ ...     982,829       106,750
       1,000  Orbital Sciences Corp.+ ..       8,862         7,300
      89,000  PanAmSat Corp.+ ..........   2,386,788     1,640,270
      10,000  Pegasus Communications
                Corp.+ .................     129,692       295,800
       8,000  PT Indosat Tbk, ADR ......      78,652        86,640
                                        ------------  ------------
                                           7,873,360     6,307,860
                                        ------------  ------------
              TELECOMMUNICATIONS: BROADBAND -- 0.3%
       3,000  Choice One
                Communications Inc.+ ...       1,050           960
       6,720  Colt Telecom Group plc, ADR+    39,630        27,754
       2,000  Davel Communications Inc.+       3,250            16
      18,000  Golden Telecom Inc.+ .....     188,378       403,920
       1,000  Metromedia Fiber Network
                Inc., Cl. A+ ...........       4,065            16
      20,000  NorthPoint Communications
                Group Inc.+ ............      11,250           120
         521  NTL Europe Inc.+ .........      24,310             5
      20,000  PCCW Ltd.+ ...............      91,628        12,375
      30,000  United Pan-Europe
                Communications NV,
                Cl. A, ADR+ ............      99,475         3,000
                                        ------------  ------------
                                             463,036       448,166
                                        ------------  ------------
              TELECOMMUNICATIONS: LOCAL -- 21.5%
      90,000  Aliant Inc. ..............   1,552,450     1,929,494
       9,000  Allegiance Telecom Inc.+ .      30,360           495

                                                          MARKET
     SHARES                                 COST          VALUE
     ------                                 ----         -------
      57,000  ALLTEL Corp. .............$  2,539,839  $  2,748,540
      15,200  Atlantic Tele-Network Inc.     129,263       338,808
      15,000  ATX Communications Inc.+ .       7,700         5,400
      77,000  BellSouth Corp. ..........   2,074,815     2,050,510
      12,000  Brasil Telecom Participacoes
                SA, ADR ................     595,898       449,400
         952  Brasil Telecom SA ........           3             4
     220,000  CenturyTel Inc. ..........   6,966,609     7,667,000
     280,000  Citizens Communications
                Co.+ ...................   2,553,113     3,609,200
      50,000  Commonwealth Telephone
                Enterprises Inc.+ ......   1,515,700     2,198,500
      43,000  Commonwealth Telephone
                Enterprises Inc., Cl. B+     592,414     1,978,000
      50,060  D&E Communications Inc. ..     624,913       573,187
      10,000  E.Spire Communications Inc.+    50,000             7
     170,000  First Pacific Co. Ltd.+ ..      92,079        29,648
      15,000  First Pacific Co. Ltd., ADR+    54,312        13,080
      22,422  McLeodUSA Inc., Cl. A+ ...      78,431        33,857
       1,000  RCN Corp.+ ...............       8,690         1,980
     225,000  Rogers Communications Inc.,
                Cl. B, ADR .............   2,549,349     3,611,250
     100,000  SBC Communications  Inc. .   3,636,937     2,555,000
       5,500  Shenandoah
                Telecommunications Co. .     138,825       263,780
      25,693  Tele Norte Leste Participacoes
                SA, ADR ................     368,347       300,094
     210,200  Telecom Argentina Stet
                France Telecom SA, ADR+    1,034,466     1,366,300
   1,000,000  TelecomAsia Corp. Public
                Co. Ltd.+ ..............     687,194       165,319
      50,000  Telefonica de Argentina SA,
                ADR+ ...................     307,298       480,000
       6,000  Time Warner Telecom Inc.,
                Cl. A+ .................       4,800        38,220
     132,000  Verizon Communications
                Inc. ...................   5,806,272     5,207,400
                                        ------------  ------------
                                          34,000,077    37,614,473
                                        ------------  ------------
              TELECOMMUNICATIONS: LONG DISTANCE -- 5.3%
      60,000  AT&T Corp. ...............   2,506,151     1,155,000
      46,000  BT Group plc, ADR ........   1,874,652     1,548,360
       1,000  Call-Net Enterprises Inc.+      11,554         2,583
       5,200  Embratel Participacoes SA,
                ADR+ ...................     505,937        52,156
      80,000  General Communication Inc.,
                Cl. A+ .................     376,995       692,800
         400  KDDI Corp. ...............   1,884,920     1,549,032
     385,000  Qwest Communications
                International Inc.+ ....   4,014,465     1,840,300
     170,000  Sprint Corp. - FON Group .   3,389,225     2,448,000
     190,680  WorldCom Inc. - MCI Group+      48,607        27,649
                                        ------------  ------------
                                          14,612,506     9,315,880
                                        ------------  ------------

                 See accompanying notes to financial statements.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          MARKET
     SHARES                                 COST          VALUE
     ------                                 ----         -------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS: NATIONAL -- 23.2%
         500  Allstream Inc., Cl. A+ ...$     14,995  $     17,000
         500  Avaya Inc.+ ..............       4,138         3,230
     173,000  BCE Inc. .................   4,220,430     3,998,030
      43,797  Brasil Telecom SA ........         474           195
  17,414,996  Cable & Wireless
                Jamaica Ltd. ...........     406,745       237,342
      40,000  Cable & Wireless plc .....     301,802        74,588
     280,000  Cable & Wireless plc, ADR    5,096,330     1,531,600
      55,000  China Unicom Ltd., ADR ...     477,578       381,150
      90,000  Compania de
                Telecomunicaciones de
                Chile SA, ADR+ .........   1,288,163     1,062,000
     315,000  Deutsche Telekom AG, ADR .   3,322,712     4,788,000
     190,000  Elisa Oyj, Cl. A+ ........   3,054,445     1,632,025
       7,000  France Telecom SA, ADR ...     237,606       172,550
       5,507  Hellenic Telecommunications
                Organization SA ........      86,065        65,136
      35,000  Hellenic Telecommunications
                Organization SA, ADR ...     221,667       210,000
      16,000  Hungarian Telephone &
                Cable Corp.+ ...........     120,582       146,400
         155  Japan Telecom Holdings
                Co. Ltd. ...............     255,161       471,164
      30,964  KPN NV, ADR+ .............     272,242       220,773
      10,000  KT Corp., ADR ............     183,666       197,100
         500  Magyar Tavkozlesi Rt, ADR        9,650         8,600
         367  Nippon Telegraph &
                Telephone Corp. ........   2,803,620     1,439,575
      19,500  Nippon Telegraph &
                Telephone Corp., ADR ...     668,418       386,100
       2,000  Pakistan Telecommunications
                Co. Ltd., GDR (a) ......     155,765        98,341
      75,000  Philippine Long Distance
                Telephone Co., ADR+ ....   1,479,213       807,750
      68,000  Portugal Telecom SGPS
                SA, ADR ................     277,645       485,520
      18,360  PT Telekomunikasi Indonesia,
                ADR ....................     165,504       205,632
      10,000  Rostelecom, ADR ..........      79,578       103,900
   1,000,000  Singapore
                Telecommunications Ltd.      905,459       857,458
     137,000  Swisscom AG, ADR .........   3,964,932     3,882,580
      20,000  TDC A/S, ADR .............     333,831       303,000
      25,000  Telecom Corp. of New
                Zealand Ltd., ADR ......     515,375       609,000
     175,000  Telecom Italia SpA .......     410,538     1,583,565
      12,000  Telecom Italia SpA, ADR ..     711,399     1,087,680
     121,000  Telefonica SA, ADR+ ......   3,309,978     4,182,970
       6,117  Telefonica SA, BDR+ ......     110,847        70,999
      46,000  Telefonos de Mexico SA de
                CV, Cl. L, ADR .........     535,716     1,445,320

                                                          MARKET
     SHARES                                 COST          VALUE
     ------                                 ----         -------
      46,604  Telekom Austria AG+ ......$    347,582  $    528,752
     304,000  Telekom Malaysia Berhad ..   1,432,905       628,003
   3,355,677  Telemar Norte Leste SA ...     148,557        46,013
     666,336  TeliaSonera AB ...........   2,961,330     2,763,591
       2,400  Telstra Corp. Ltd., ADR ..      47,304        35,640
      65,000  TELUS Corp. ..............   1,228,289     1,143,809
     160,000  TELUS Corp., Non-Voting ..   3,897,468     2,631,831
       8,075  Thai Telephone & Telecom,
                GDR+ (a) ...............     100,542         2,019
                                        ------------  ------------
                                          46,166,246    40,545,931
                                        ------------  ------------
              WIRELESS COMMUNICATIONS -- 27.6%
      38,000  ABC Communications
                Holdings Ltd. ..........      19,234         1,267
       2,000  AirGate PCS Inc.+ ........      60,375         2,400
     100,000  America Movil SA de CV,
                Cl. L, ADR .............   1,445,440     1,875,000
     300,000  AT&T Wireless Services
                Inc.+ ..................   5,636,834     2,463,000
      80,000  Celcom Malaysia Berhad+ ..     207,445        57,474
         501  Celular CRT Participacoes SA       206            59
      63,500  Centennial Communications
                Corp.+ .................     783,951       254,000
      65,000  China Mobile (Hong Kong)
                Ltd., ADR ..............     968,586       765,050
     370,000  Cincinnati Bell Inc.+ ....   3,374,869     2,479,000
      70,000  CP Pokphand Co. Ltd., ADR+     276,725        63,959
      75,000  Dobson Communications
                Corp., Cl. A+ ..........     504,413       408,750
      10,000  Easycall International Ltd.+     9,532           369
     240,000  Europolitan Vodafone AB+ .     220,306     1,409,132
       5,200  Grupo Iusacell SA de
                CV, ADR+ ...............     246,901        16,120
      26,000  Himachal Futuristic (a) (d)    141,200        80,639
      40,000  Leap Wireless
                International Inc.+ ....       9,200         2,000
          17  Microcell Telecommunications
                Inc., Cl. B+ ...........     826,679           131
     700,000  mm02 plc+ ................     741,703       655,528
      85,000  mm02 plc, ADR+ ...........     885,925       784,550
     375,000  Nextel Communications Inc.,
                Cl. A+ .................   5,900,368     6,780,000
     122,000  Nextel Partners Inc.,
                Cl. A+ .................   1,770,187       890,600
       1,400  NTT DoCoMo Inc. ..........   4,021,583     3,031,439
      23,000  Orange SA+ ...............     199,064       204,164
      10,000  PNV Inc.+ ................      16,719            17
      90,000  Price Communications
                Corp.+ .................   1,357,786     1,161,900
     192,500  Rogers Wireless
                Communications Inc.,
                Cl. B+ .................   3,083,468     3,253,250
      55,000  Rural Cellular Corp.,
                Cl. A+ .................     612,914       231,000
      90,000  SK Telecom Co. Ltd., ADR .   1,068,189     1,697,400
     300,000  Sprint Corp. - PCS Group+    4,254,525     1,725,000
       2,300  Tele Celular Sul Participacoes
                SA, ADR ................      37,449        19,159

                 See accompanying notes to financial statements.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          MARKET
     SHARES                                 COST          VALUE
     ------                                 ----         -------
              COMMON STOCKS (CONTINUED)
              WIRELESS COMMUNICATIONS (CONTINUED)
       7,666  Tele Centro Oeste Celular
                Participacoes SA, ADR ..$ 22,224 $ 44,309 460 Tele Leste Celular Participacoes
                SA, ADR+ ...............      12,153         3,551
       1,150  Tele Nordeste Celular
                Participacoes SA, ADR ..      16,568        18,573
         460  Tele Norte Celular
                Participacoes SA, ADR+ .       7,079         3,082
   1,000,000  Telecom Italia Mobile SpA    4,078,472     4,926,391
       1,150  Telemig Celular Participacoes
                SA, ADR ................      30,497        24,173
     138,000  Telephone & Data
                Systems Inc. ...........   7,712,174     6,858,600
   5,272,417  Telesp Celular Participacoes
                SA+ ....................       2,665         7,755
       9,200  Telesp Celular Participacoes
                SA, ADR+ ...............     284,292        35,880
      20,000  Total Access Communications
                plc+ ...................     126,250        26,600
       6,000  Triton PCS Holdings Inc.,
                Cl. A+ .................      20,520        30,300
      80,000  United States Cellular
                Corp.+ .................   4,436,369     2,036,000
      30,000  Vimpel-Communications,
                ADR+ ...................     632,936     1,393,200
      50,000  Vodafone Group plc, ADR ..     769,376       982,500
     130,000  Western Wireless Corp.,
                Cl. A+ .................     718,025     1,498,900
                                        ------------  ------------
                                          57,551,376    48,202,171
                                        ------------  ------------
              TOTAL COMMON STOCKS ...... 188,357,350   169,705,095
                                        ------------  ------------
              PREFERRED STOCKS -- 1.0%
              PUBLISHING -- 0.1%
       8,000  News Corp. Ltd., Pfd., ADR     255,200       200,400
                                        ------------  ------------
              TELECOMMUNICATIONS: LOCAL -- 0.6%
      20,000  Citizens Communications Co.,
                5.000% Cv. Pfd. ........   1,089,733     1,060,000
                                        ------------  ------------
              TELECOMMUNICATIONS: NATIONAL -- 0.2%
       9,000  Philippine Long Distance
                Telephone Co.,
                $3.50 Cv. Pfd., Ser. III     418,475       339,750
                                        ------------  ------------
              WIRELESS COMMUNICATIONS -- 0.1%
  19,593,149  Tele Sudeste Celular
                Participacoes SA, Pfd. .     118,824        47,258
     197,928  Telesp Celular Participacoes
                SA, Pfd.+ ..............      40,512           308
                                        ------------  ------------
                                             159,336        47,566
                                        ------------  ------------
              TOTAL PREFERRED STOCKS ...   1,922,744     1,647,716
                                        ------------  ------------

                                                          MARKET
     SHARES                                 COST          VALUE
     ------                                 ----         -------
             RIGHTS -- 0.0%
              TELECOMMUNICATIONS: LOCAL -- 0.0%
     315,789  TelecomAsia Corp.
                plc Rights+ ............$          0  $          0
                                        ------------  ------------
  PRINCIPAL
   AMOUNT
  ---------
              CORPORATE BONDS -- 0.0%
              TELECOMMUNICATIONS: NATIONAL -- 0.0%
 $1,000,000   Winstar Communications Inc.,
                12.500%, 04/15/08+ (c) .      21,148           100
                                        ------------  ------------
              U.S. GOVERNMENT OBLIGATIONS -- 2.0%
  3,509,000   U.S. Treasury Bills,
                0.801% to 1.174%,++
                07/03/03 to 09/25/03 ...   3,503,473     3,503,553
                                        ------------  ------------
    SHARES
    ------
              WARRANTS -- 0.0%
              SATELLITE -- 0.0%
       1,524  Orbital Sciences Corp.
                Warrants Expire 08/31/04+          0         5,136
                                        ------------  ------------
              TELECOMMUNICATIONS: BROADBAND -- 0.0%
         607  NTL Inc.,
                Warrants Expire 01/13/11+     39,390           698
                                        ------------  ------------
              WIRELESS COMMUNICATIONS -- 0.0%
       2,000  Microcell Telecommunications
                Inc., Cl. A,
                Warrants Expire 05/01/05+          0           618
       3,333  Microcell Telecommunications
                Inc., Cl. B,
                Warrants Expire 05/01/08+          0         1,963
          78  Motient Corp.
                Warrants Expire 05/01/04+      2,250            18
                                        ------------  ------------
                                               2,250         2,599
                                        ------------  ------------
              TOTAL WARRANTS ...........      41,640         8,433
                                        ------------  ------------
              TOTAL
                INVESTMENTS -- 100.0%   $193,846,355   174,864,897
                                        ============
             OTHER ASSETS AND
                LIABILITIES (NET) -- 0.0% ..........        35,509
                                                      ------------
              NET ASSETS -- 100.0% .................  $174,900,406
                                                      ============
-----------------
              For Federal tax purposes:
              Aggregate cost .......................  $193,846,355
                                                      ============
              Gross unrealized appreciation ........  $ 27,812,092
              Gross unrealized depreciation ........   (46,793,550)
                                                      ------------
              Net unrealized appreciation/
                (depreciation) .....................  $(18,981,458)
                                                      ============
----------------

                 See accompanying notes to financial statements.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

   PRINCIPAL                        SETTLEMENT   UNREALIZED
    AMOUNT                             DATE     DEPRECIATION
   ---------                        ----------  ------------
              FORWARD FOREIGN EXCHANGE CONTRACTS -- 0.0%
 $6,620,000(b)  Deliver Hong Kong Dollars
                in exchange for
                USD 848,882 ............   08/01/03          $(545)
                                                             =====
------------------
 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the market value of Rule 144A securities amounted to $180,999 or 0.1% of total net assets.
 (b)  Principal amount denoted in Hong Kong Dollars.
 (c)  Security is in default.
 (d)  Security fair valued under procedures established by the
      Board of Directors.
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
USD - U.S. Dollars.
ADR - American Depository Receipt.
BDR - Brazilian Depository Receipt.
GDR - Global Depository Receipt.


                                         % OF
                                        MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE       VALUE
--------------------------              ------      ------
North America ........................   64.2% $112,316,421
Europe ...............................   22.0%   38,422,638
Asia/Pacific .........................    5.4%    9,358,313
Latin America ........................    4.3%    7,563,752
Japan ................................    4.1%    7,203,773
                                        ------ ------------
                                        100.0% $174,864,897
                                        ====== ============

                 See accompanying notes to financial statements.

                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost $193,846,355) ............     $174,864,897
  Cash and foreign currency, at value
    (Cost $5,597) ......................................            5,597
  Receivable for investments sold ......................           78,536
  Receivable for Fund shares sold ......................           87,140
  Dividends, reclaims and interest receivable ..........          269,828
                                                             ------------
  TOTAL ASSETS .........................................      175,305,998
                                                             ------------
LIABILITIES:
  Payable for investments purchased ....................            9,436
  Payable for Fund shares redeemed .....................            2,848
  Payable for investment advisory fees .................          141,705
  Payable for distribution fees ........................           35,908
  Net unrealized depreciation on forward
    foreign exchange contracts .........................              545
  Other accrued expenses ...............................          215,150
                                                             ------------
  TOTAL LIABILITIES ....................................          405,592
                                                             ------------
  NET ASSETS applicable to 14,378,163
    shares outstanding .................................     $174,900,406
                                                             ============
NET ASSETS CONSIST OF:
  Capital stock, at par value ..........................     $     14,378
  Additional paid-in capital ...........................      248,581,926
  Accumulated net investment loss ......................          (85,591)
  Accumulated net realized loss on investments
    and foreign currency transactions ..................      (54,628,441)
  Net unrealized depreciation on investments
    and foreign currency transactions ..................      (18,981,866)
                                                             ------------
  TOTAL NET ASSETS .....................................     $174,900,406
                                                             ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Shares of capital stock outstanding
    ($0.001 par value) .................................       14,275,732
                                                             ============
  Net Asset Value, offering and redemption
    price per share ....................................           $12.17
                                                                   ======
  CLASS A:
  Shares of capital stock outstanding
    ($0.001 par value) .................................           36,093
                                                                   ======
  Net Asset Value and redemption
    price per share ....................................           $12.16
                                                                   ======
  Maximum offering price per share
    (NAV / 0.9425, based on maximum
    sales charge of 5.75% of the
    offering price at June 30, 2003) ...................           $12.90
                                                                   ======
  CLASS B:
  Shares of capital stock outstanding
    ($0.001 par value) .................................           59,710
                                                                   ======
  Net Asset Value and offering price per share .........           $11.92(a)
                                                                   ======
  CLASS C:
  Shares of capital stock outstanding
    ($0.001 par value) .................................            6,628
                                                                   ======
  Net Asset Value and offering price per share .........           $11.91(a)
                                                                   ======
--------------
(a) Redemption price varies based on length of time held.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $82.616)     $  1,137,608
  Interest ..................................           18,443
                                                  ------------
  TOTAL INVESTMENT INCOME ...................        1,156,051
                                                  ------------
EXPENSES:
  Investment advisory fees ..................          745,903
  Distribution fees .........................          189,058
  Shareholder services fees .................          135,996
  Shareholder communications expenses .......           50,512
  Custodian fees ............................           32,654
  Registration fees .........................           29,369
  Legal and audit fees ......................           20,000
  Directors' fees ...........................            5,757
  Interest expense ..........................            7,882
  Miscellaneous expenses ....................           24,511
                                                  ------------
  TOTAL EXPENSES ............................        1,241,642
                                                  ------------
  NET INVESTMENT LOSS .......................          (85,591)
                                                  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS:
  Net realized loss on investments and
    foreign currency transactions ...........       (3,249,675)
  Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency transactions ...........       36,024,843
                                                  ------------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS ...................       32,775,168
                                                  ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .........................     $ 32,689,577
                                                  ============

                 See accompanying notes to financial statements.

                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           SIX MONTHS ENDED
                                                                             JUNE 30, 2003        YEAR ENDED
                                                                              (UNAUDITED)     DECEMBER 31, 2002
                                                                            --------------    -----------------
OPERATIONS:
  Net investment loss .................................................     $     (85,591)     $     (92,575)
  Net realized loss on investments and foreign currency transactions ..        (3,249,675)       (32,437,526)
  Net change in unrealized appreciation (depreciation) on investments
    and foreign currency transactions .................................        36,024,843        (41,026,848)
                                                                            -------------      -------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....        32,689,577        (73,556,949)
                                                                            -------------      -------------
CAPITAL SHARE TRANSACTIONS:
  Class AAA ...........................................................         1,758,034        (21,313,637)
  Class A .............................................................           (19,644)           263,346
  Class B .............................................................           (33,170)           221,596
  Class C .............................................................          (194,590)           130,983
                                                                            -------------      -------------
  Net increase (decrease) in net assets from capital share transactions         1,510,630        (20,697,712)
                                                                            -------------      -------------
REDEMPTION FEES:
  Redemption fees .....................................................            11,401                 --
                                                                            -------------      -------------
  NET INCREASE (DECREASE) IN NET ASSETS ...............................        34,211,608        (94,254,661)
NET ASSETS:
  Beginning of period .................................................       140,688,798        234,943,459
                                                                            -------------      -------------
  End of period .......................................................     $ 174,900,406      $ 140,688,798
                                                                            =============      =============

                 See accompanying notes to financial statements.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Global Telecommunications Fund (the "Fund"), a series of Gabelli Global Series Funds, Inc. (the "Corporation"), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on November 1, 1993.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors so determines, by such other method as the Board of Directors shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if, after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Directors. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest,

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2003 there were no repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At June 30, 2003, there were no open futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  transactions.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and long term capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios and then, among the Classes of Shares. Such allocations are made on the basis of each Portfolio's and Class' average net assets or other criteria directly affecting the expenses as determined by the Adviser.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of the Fund's total assets at the close of any taxable year consists of stocks or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2002 of $43,239,126. This capital loss carryforward is available to reduce future distributions of net capital gains to shareholders. $12,970,427 of the loss carryforward is available through 2009 and $30,268,699 is available through 2010.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board of Directors has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. For the six months ended June 30, 2003, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $185,130 and $485 for Class AAA and Class A Shares, respectively, or 0.25% of average daily net assets, the annual limitation under each Plan. Class B and Class C Shares incurred distribution costs of $3,050 and $393, respectively, or 1.00% of average daily net assets, the annual limitation under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and sales of securities for the six months ended June 30, 2003, other than short term securities, aggregated $9,028,847 and $12,176,617, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2003, the Fund paid brokerage commissions of $24,781 to Gabelli & Company, Inc. and its affiliates.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Investment Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2003, the Fund reimbursed the Adviser $17,238 in connection with the cost of computing the Fund's net asset value.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. There were no borrowings outstanding at June 30, 2003.

The average daily amount of borrowings within the six months ended June 30, 2003 was $714,028 with a related weighted average interest rate of 2.05%. The maximum amount borrowed at any time during the six months ended June 30, 2003 was $5,564,000.

8. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered through selected broker/dealers with no sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (CDSC) upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for two years after purchase.

The Fund imposes a redemption fee of 2.00% on shares that are redeemed within sixty days of purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders. The redemption fees returned to the assets of the Fund during the period ended June 30, 2003 amounted to $11,401.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Transactions in shares of capital stock were as follows:

                                                           SIX MONTHS ENDED                    YEAR ENDED
                                                             JUNE 30, 2003                  DECEMBER 31, 2002
                                                     ----------------------------      ---------------------------
                                                       SHARES           AMOUNT           SHARES          AMOUNT
                                                     ----------      ------------      ----------     ------------
                                                               CLASS AAA                        CLASS AAA
                                                     ----------------------------      ---------------------------
Shares sold ........................................  4,241,473      $ 43,688,072       7,007,076     $ 74,923,971
Shares issued upon reinvestment of dividends .......         --                --              --               --
Shares redeemed .................................... (4,145,981)      (41,930,038)     (9,581,271)     (96,237,608)
                                                     ----------      ------------      ----------     ------------
    Net decrease ...................................     95,492      $  1,758,034      (2,574,195)    $(21,313,637)
                                                     ==========      ============      ==========     ============
                                                               CLASS A                           CLASS A
                                                     ----------------------------      ---------------------------
Shares sold ........................................        577      $      5,962          27,684     $    317,194
Shares issued upon reinvestment of dividends .......         --                --              --               --
Shares redeemed ....................................     (2,322)          (25,606)         (5,523)         (53,848)
                                                     ----------      ------------      ----------     ------------
    Net increase ...................................     (1,745)     $    (19,644)         22,161     $    263,346
                                                     ==========      ============      ==========     ============
                                                               CLASS B                           CLASS B
                                                     ----------------------------      ---------------------------
Shares sold ........................................        499      $      5,681          28,546     $    337,501
Shares issued upon reinvestment of dividends .......         --                --              --               --
Shares redeemed ....................................     (3,889)          (38,851)        (11,776)        (115,905)
                                                     ----------      ------------      ----------     ------------
    Net increase ...................................     (3,390)     $    (33,170)         16,770     $    221,596
                                                     ==========      ============      ==========     ============
                                                               CLASS C                           CLASS C
                                                     ----------------------------      ---------------------------
Shares sold ........................................      2,669      $     28,649          21,086     $    212,000
Shares issued upon reinvestment of dividends .......         --                --              --               --
Shares redeemed ....................................    (22,109)         (223,239)         (9,260)         (81,017)
                                                     ----------      ------------      ----------     ------------
    Net increase ...................................    (19,440)     $   (194,590)         11,826     $    130,983
                                                     ==========      ============      ==========     ============

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                        INCOME
                                FROM INVESTMENT OPERATIONS                          DISTRIBUTIONS
                ------------------------------------------------------  ----------------------------------------
                                                 Net
                 Net Asset                  Realized and       Total                     Net
   Period         Value,           Net       Unrealized        from         Net      Realized
   Ended        Beginning     Investment   Gain (Loss) on   Investment  Investment    Gain on         Total       Redemption
December 31,    of Period   Income (Loss)    Investments    Operations    Income     Investments   Distributions      Fees
------------    ---------   -------------  --------------   ----------  ----------   -----------   -------------  -----------
CLASS AAA
  2003(d)        $ 9.83        $(0.01)         $ 2.35         $ 2.34          --          --               --       $0.00(b)
  2002            13.96         (0.01)          (4.12)         (4.13)         --          --               --          --
  2001            17.63         (0.07)          (3.58)         (3.65)         --      $(0.02)          $(0.02)         --
  2000            26.95          0.59           (7.13)         (6.54)     $(0.63)      (2.15)           (2.78)         --
  1999            16.62          0.05           13.22          13.27       (0.05)      (2.89)           (2.94)         --
  1998            13.32          0.01            4.60           4.61       (0.01)      (1.30)           (1.31)         --
CLASS A
  2003(d)          9.83         (0.01)           2.34           2.33          --          --               --        0.00(b)
  2002            13.95         (0.00)(b)       (4.12)         (4.12)         --          --               --          --
  2001            17.61         (0.06)          (3.58)         (3.64)         --       (0.02)           (0.02)         --
  2000(a)         28.51          0.60           (8.70)         (8.10)      (0.65)      (2.15)           (2.80)         --
CLASS B
  2003(d)          9.67         (0.04)           2.29           2.25          --          --               --        0.00(b)
  2002            13.83         (0.08)          (4.08)         (4.16)         --          --               --          --
  2001            17.59         (0.17)          (3.57)         (3.74)         --       (0.02)           (0.02)         --
  2000(a)         28.51          0.44           (8.61)         (8.17)      (0.60)      (2.15)           (2.75)         --
CLASS C
  2003(d)          9.66         (0.07)           2.32           2.25          --          --               --        0.00(b)
  2002            13.82         (0.08)          (4.08)         (4.16)         --          --               --          --
  2001            17.58         (0.17)          (3.57)         (3.74)         --       (0.02)           (0.02)         --
  2000(a)         28.51          0.45           (8.62)         (8.17)      (0.61)      (2.15)           (2.76)         --

                                       RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                             -----------------------------------------------------------------
                                                       Net
                 Net Asset           Net Assets    Investment        Operating
   Period          Value,              End of    Income (Loss) to   Expenses to     Portfolio
   Ended          End  of     Total    Period      Average Net      Average Net      Turnover
December 31,      Period     Return+ (in 000's)       Assets          Assets(c)       Rate
------------     ----------  -------  ---------   ---------------   ------------    ----------
CLASS AAA
  2003(d)         $12.17       23.8%   $173,671      (0.11)%(e)        1.66%(e)         6%
  2002              9.83      (29.6)    139,455      (0.05)            1.66             8
  2001             13.96      (20.7)    233,887      (0.45)            1.52            15
  2000             17.63      (24.1)    329,415       2.36             1.46            49
  1999             26.95      80.3      460,483       0.28             1.48            60
  1998             16.62      34.8      170,483       0.08             1.60            20
CLASS A
  2003(d)          12.16       23.7         439      (0.11)(e)         1.66(e)          6
  2002              9.83      (29.5)        372      (0.05)            1.66             8
  2001             13.95      (20.7)        219      (0.45)            1.52            15
  2000(a)          17.61      (28.2)         16       2.36(e)          1.46(e)         49
CLASS B
  2003(d)          11.92       23.3         711      (0.86)(e)         2.41(e)          6
  2002              9.67      (30.1)        610      (0.80)            2.41             8
  2001             13.83      (21.3)        640      (1.20)            2.27            15
  2000(a)          17.59      (28.5)        128       1.61(e)          2.21(e)         49
CLASS C
  2003(d)          11.91       23.3           79      (0.86)(e)         2.41(e)          6
  2002              9.66      (30.1)        252      (0.80)            2.41             8
  2001             13.82      (21.3)        196      (1.20)            2.27            15
  2000(a)          17.58      (28.5)         60       1.61(e)          2.21(e)         49

------------------------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a)  From  commencement of offering on March 1, 2000.
(b)  Amount represents less than $0.005 per share.
(c) The Fund incurred interest expense during the six months ended June 30, 2003 and the year ended December 31, 2002. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.65% and 1.64% (Class AAA), 1.65% and 1.64% (Class A), 2.40% and
     2.39% (Class B), and 2.40% and 2.39% (Class C), respectively.
(d)  For the period ended June 30, 2003; unaudited.
(e)  Annualized.

                 See accompanying notes to financial statements.

                        Gabelli Global Series Funds, Inc.
                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                            John D. Gabelli
CHAIRMAN AND CHIEF                               SENIOR VICE PRESIDENT
INVESTMENT OFFICER                               GABELLI & COMPANY, INC.
GABELLI ASSET MANAGEMENT INC.

E. Val Cerutti                                   Karl Otto Pohl
CHIEF EXECUTIVE OFFICER                          FORMER PRESIDENT
CERUTTI CONSULTANTS, INC.                        DEUTSCHE BUNDESBANK

Anthony J. Colavita                              Werner J. Roeder, MD
ATTORNEY-AT-LAW                                  VICE PRESIDENT/MEDICAL AFFAIRS
ANTHONY J. COLAVITA, P.C.                        LAWRENCE HOSPITAL CENTER

Arthur V. Ferrara                                Anthonie C. van Ekris
FORMER CHAIRMAN AND                              MANAGING DIRECTOR
CHIEF EXECUTIVE OFFICER                          BALMAC INTERNATIONAL, INC.
GUARDIAN LIFE INSURANCE COMPANY
OF AMERICA

                                    OFFICERS
Bruce N. Alpert                                  Gus Coutsouros
PRESIDENT                                        VICE PRESIDENT AND TREASURER

James E. McKee
SECRETARY

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB401Q203SR

[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

                                    THE
                                    GABELLI
                                    GLOBAL
                                    TELECOMMUNICATIONS
                                    FUND

                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2003


ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               GABELLI GLOBAL SERIES FUNDS, INC.
             ------------------------------------------------------------

By (Signature and Title)*  /S/ BRUCE N. ALPERT
                           ----------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       09/03/03
    ---------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ BRUCE N. ALPERT
                           ----------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       09/03/03
    ---------------------------------------------------------------------


By (Signature and Title)*  /S/ GUS A. COUTSOUROS
                           ----------------------------------------------
                           Gus A. Coutsouros, Principal Financial Officer

Date                       09/03/03
    ---------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.